    As filed with the Securities and Exchange Commission on February 25, 2005
                           1933 Act File No. 002-83616

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                          MFS(R)/SUN LIFE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)
        Registrant's Telephone Number, Including Area Code: 617-954-5000

                                  -------------

                          James R. Bordewick, Jr., Esq.
                    Massachusetts Financial Services Company,
                               500 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                  -------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of the registration statement.

Title of Securities Being Registered: Initial Class and Service class shares of beneficial interest in the series of the Registrant designated Capital Appreciation Series.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAS PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 2-83616).

THE REGISTRANT HEREBY AMENDS THE REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), SHALL DETERMINE.

===============================================================================

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                        122 East 42nd Street, Suite 1900
                            New York, New York 10017
                     Tel. (800) 447-7569 Fax (781) 304-5313

                                                              March 15, 2005

Dear Contract Holder:

          A Special Meeting of Shareholders ("Shareholder Meeting") of Managed Sectors Series of MFS(R)/Sun Life Series Trust ("Trust") will be held at the offices of the Trust, 500 Boylston Street, 24th Floor, Boston, Massachusetts, on April 18, 2005 at 2:00 p.m. Eastern time.

         All or part of the variable portion of your annuity contract is invested in shares of one or more Series of the Trust. Although you are not a shareholder of any Series, you have the right to instruct Sun Life Insurance and Annuity Company of New York ("Sun Life (NY)"), issuer of the contract, as to the manner in which the number of shares of each Series attributable to your contract should be voted. Sun Life (NY) will follow voting instructions received at least one day prior to the Shareholder Meeting. Shares for which no timely voting instructions are received will be voted by Sun Life (NY) in the same proportion as the shares for which instructions are received.

         You are being asked to give voting instructions on a proposal to merge the Managed Sectors Series into the Capital Appreciation Series, which is also a series of the Trust.

         We have enclosed a copy of the Notice of Special Meeting of Shareholders and Proxy Statement/Prospectus dated March 15, 2005 and a card entitled "Voting Instructions." This card should be used to register your vote on the proposals to be acted upon at the Shareholder Meeting.

         YOUR VOTE ON THESE MATTERS IS IMPORTANT. PLEASE COMPLETE THE VOTING INSTRUCTIONS CARD AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED IN ORDER TO ENSURE THAT ALL THE SHARES ATTRIBUTABLE TO YOUR CONTRACT ARE VOTED BY SUN LIFE
(NY).


                                            Sincerely,

                                            Robert C. Salipante
                                            President

                             MANAGED SECTORS SERIES
                     A SERIES OF MFS/SUN LIFE SERIES TRUST

               500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116

                 NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD APRIL 18, 2005

A Special Meeting of Shareholders of MFS/Sun Life Series Trust - Managed Sectors Series, a series of MFS/Sun Life Series Trust, a Massachusetts business trust (the "Trust"), will be held at the offices of the Trust, 500 Boylston Street, 24th Floor, Boston, Massachusetts 02116, on April 18, 2005, at 2:00 p.m. for the following purposes:

    ITEM 1. To consider and act upon a proposal to approve a Plan of Reorganization (the "Plan") of the Trust, on behalf of its Managed Sectors Series and its Capital Appreciation Series, providing for the transfer of assets and the assumption of liabilities of the Managed Sectors Series to and by the Capital Appreciation Series in exchange solely for shares of beneficial interest of the Capital Appreciation Series, the distribution of the Capital Appreciation Series shares to the shareholders of the Managed Sectors Series in liquidation of the Managed Sectors Series and the termination of the Managed Sectors Series.

    ITEM 2. To transact such other business as may properly come before the meeting and any adjournments thereof.

        YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR ITEM 1.

    Only shareholders of record on March 1, 2005 will be entitled to vote at the Meeting.

                                        By order of the Board of Trustees,
                                        James R. Bordewick, Jr.,
                                        Assistant Secretary and Assistant Clerk

March 15, 2005

YOUR VOTE IS IMPORTANT. WE WOULD APPRECIATE YOUR PROMPTLY VOTING BY SIGNING AND RETURNING THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

                           PROSPECTUS/PROXY STATEMENT

                                 MARCH 15, 2005
                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

                             MANAGED SECTORS SERIES

                        BY AND IN EXCHANGE FOR SHARES OF

                          CAPITAL APPRECIATION SERIES
                   EACH A SERIES OF MFS/SUN LIFE SERIES TRUST

                              500 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000

                            *    *    *    *    *

This Prospectus/Proxy Statement relates to the proposed reorganization of MFS/ Sun Life Series Trust - Managed Sectors Series ("Managed Sectors Series") into MFS/Sun Life Series Trust - Capital Appreciation Series ("Capital Appreciation Series"). If the proposed reorganization is approved, each Initial Class and Service Class shareholder of the Managed Sectors Series will receive a number of full and fractional Initial Class and Service Class shares, respectively, of the Capital Appreciation Series equal in value at the date of the exchange to the total value of the shareholder's Managed Sectors Series shares. Like the Managed Sectors Series, the Capital Appreciation Series is in the family of funds managed by Massachusetts Financial Services Company ("MFS") and is a registered open-end management investment company (mutual fund). The Managed Sectors Series and the Capital Appreciation Series are collectively referred to herein as the "Series."

    This document provides you with the information you need to vote on the proposed reorganization. Much of the information is required under rules of the Securities and Exchange Commission (the "SEC") and some is technical. If there is anything you do not understand, please contact Sun Life Assurance Company of Canada (U.S.) Annuities Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02418, or by calling 1-800-752-7215; Sun Life Insurance and Annuity Company of New York, c/o Service Office, P.O. Box 9133, Wellesley Hills, Massachusetts 02418, or by calling 1-800-447-7569; and New England Life Insurance Company, 501 Boylston Street, Boston, Massachusetts 02116 or by calling 1-800-435-4117.

    As of the date of this Prospectus/Proxy Statement, all shares of the Managed Sectors Series were owned of record by Sun Life Assurance Company of Canada (U.S.) ("Sun Life"), Sun Life Insurance and Annuity Company of New
York ("Sun Life (N.Y.)") and New England Life Insurance Company (each, a "Company" or "Shareholder," and collectively, the "Companies" or "Shareholders") and held in the Companies' respective separate accounts ("Separate Accounts") established to fund benefits under variable annuity and variable life insurance contracts (each, a "Contract") issued by the respective Companies. Each Company may be required to solicit instructions from owners and participants and payees under the Contracts ("Contract Holders") with respect to shares held by the Separate Accounts as to how it should vote on the proposal to be considered at the Special Meeting of Shareholders of Managed Sectors Series, referred to in the preceding Notice, and at any adjournments ("Meeting").

    All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. Shares in the investment division of a Separate Account for which a Company receives no timely voting instructions from Contract Holders, or which are attributable to amounts retained by the Company as surplus or seed money, will be voted by the Company either for or against the proposal, or as an abstention, in the same proportion as the shares for which Contract Holders have provided voting instructions to the Company. If no specification is made on a proxy card or voting instruction form, it will be voted "for" the matters specified on the proxy card or voting instruction form. All shares that are voted and votes to "abstain" will be counted towards establishing a quorum.

    This Prospectus/Proxy Statement explains concisely what you should know before voting on the proposed reorganization or investing in the Capital Appreciation Series. Please read it and keep it for future reference. This Prospectus/Proxy Statement is accompanied by the Prospectus, dated May 1, 2004, of the MFS/Sun Life Series Trust (the "Trust") which includes information for the Capital Appreciation Series (the "Prospectus") and excerpts from the Annual Report to Shareholders of the Trust for the period ended December 31, 2004 which includes information for Capital Appreciation Series (the "Annual Report"). The Prospectus and Annual Report (each of which also include information for the Managed Sectors Series) are incorporated into this Prospectus/Proxy Statement by reference.

    The following documents have been filed with the SEC and are also incorporated into this Prospectus/Proxy Statement by reference:

        (i) the Statement of Additional Information, dated May 1, 2004, of the Trust, which includes information about each Series; and

        (ii) a Statement of Additional Information, dated March 15, 2005, relating to the proposed reorganization.

    For a free copy of any of the above documents, please contact Sun Life Assurance Company of Canada (U.S.) Annuities Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02148, or by calling 1-800-752-7215; Sun Life Insurance and Annuity Company of New York, c/o Service Office, P.O. Box 9133, Wellesley Hills, Massachusetts 02148, or by calling 1-800-447-7569; and New England Life Insurance Company, 501 Boylston Street, Boston, Massachusetts 02116, or by calling 1-800-435-4117.

    Proxy materials, registration statements and other information filed by the Series can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and the public reference facilities in the SEC's Northeast and Midwest regional offices, at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604, respectively. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. You may also access material and other information about the Series on the SEC's Internet site at http://www.sec.gov.

    The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of such Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

                            *    *    *    *    *

                               TABLE OF CONTENTS
                                                                           PAGE
                                                                           ----

Synopsis ................................................................    4
Risk Factors ............................................................   11
General .................................................................   12
Proposal Regarding Approval or Disapproval of Reorganization and
  Related Plan of Reorganization ........................................   13
Background and Reasons for the Proposed Reorganization ..................   14
Information about the Reorganization ....................................   15
Voting Information ......................................................   18
Miscellaneous ...........................................................   20
Plan of Reorganization ..................................................  A-1

Enclosures
  Prospectus of the Trust, dated May 1, 2004
  Annual Report of the Trust, dated December 31, 2004

                                    SYNOPSIS

    The responses to the questions that follow provide an overview of key points typically of concern to shareholders considering a proposed reorganization between series. These responses are qualified in their entirety by the remainder of the Prospectus/Proxy Statement, which contains additional information and further details regarding the proposed reorganization.

1. WHAT IS BEING PROPOSED?
    The Trustees of the Trust are recommending that shareholders of the Managed Sectors Series approve the reorganization of the Managed Sectors Series into the Capital Appreciation Series. If the reorganization is approved, the assets and liabilities of the Managed Sectors Series will be transferred to the Capital Appreciation Series. In consideration therefore, the Capital Appreciation Series shall deliver to the Managed Sectors Series a number of shares of the Capital Appreciation Series having an aggregate net asset value equal to the value of the assets of the Managed Sectors Series less the value of liabilities of the Managed Sectors Series. Immediately following the transfer, the Capital Appreciation Series shares received by the Managed Sectors Series will be distributed to its Shareholders, pro rata, and the Managed Sectors Series will be terminated as soon as reasonably practicable thereafter. (All of these transactions are referred to below collectively as the "reorganization.")

2. WHAT WILL HAPPEN TO MY SHARES OF THE MANAGED SECTORS SERIES AS A RESULT OF THE REORGANIZATION?
    Your shares of the Managed Sectors Series will, in effect, be exchanged on a tax-free basis for shares of the same class of the Capital Appreciation Series with an equal total net asset value. The Managed Sectors Series will then be terminated.

3. WHY IS THE REORGANIZATION BEING PROPOSED?
    The reorganization is designed to reduce existing overlap in Series within the same asset class offered by the Trust, thereby reducing inefficiencies and creating a larger combined fund. The Trustees believe that the reorganization is in the best interest of the Shareholders of each Series and that the interests of Shareholders will not be diluted as a result of the reorganization. The Trustees have been informed by MFS, the Series' investment adviser, that it believes that (i) the reorganization would provide Managed Sectors Series shareholders with the opportunity to participate in a larger combined series with similar investment objectives and strategies, greater prospects for asset growth and the potential for lower expenses, (ii) each Series invests in a similar universe of securities, (iii) the Capital Appreciation Series may have greater appeal, which is evident in its larger sales figures and asset level, (iv) Managed Sectors Series' assets have declined over recent years as a consequence of its investment style generally falling out of favor with investors and (v) the Capital Appreciation Series has delivered generally comparable performance to the Managed Sectors Series.

4. WHAT ARE THE BENEFITS OF MERGING THE MANAGED SECTORS SERIES INTO THE CAPITAL APPRECIATION SERIES?
    As shown in more detail below, the two Series have similar, although not identical, investment objectives, policies and strategies, but the Capital Appreciation Series is more than four times the size of the Managed Sectors Series. If the reorganization is approved, each class of the combined Series will have lower expense ratios than the current expense ratios of the corresponding classes of the Managed Sectors Series. In addition, the combined Series would have a larger asset base, which should provide greater opportunities for diversifying investments and may result in lower operating expenses than are incurred by the Managed Sectors Series by spreading expenses over a larger asset base.

5. HOW DO THE INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE TWO SERIES COMPARE?
    The investment objectives and policies of the two Series are similar, although not identical. The Managed Sectors Series' investment objective is to seek capital appreciation by varying the weighting of its portfolio among 13 sectors. The Capital Appreciation Series' investment objective is to seek to maximize capital appreciation by investing in securities of all types. Each Series' investment goal may be changed without shareholder approval, although no change is currently anticipated.

    Both Series seek to achieve their objectives by investing, under normal market conditions, at least 65% of their net assets in common stocks and related securities, such as preferred stock, convertible securities and depository receipts, of issuers that, for the Managed Sectors Series, are companies in 13 sectors or, for the Capital Appreciation Series, are companies that MFS believes possess above-average growth opportunities. Each Series generally focuses on companies with larger market capitalizations, although the Managed Sectors Series defines such capitalizations to include those equaling or exceeding $5 billion at the time of investment while the Capital Appreciation Series does not restrict its market capitalization range to at least $5 billion. Each Series also may invest in securities of non-U.S. issuers, including those in emerging markets, but the Managed Sectors' Series may invest up to 50% of its net assets in such securities while the Capital Appreciation Series limits such investments to 25% of its net assets. Each Series also has engaged and may engage in active and frequent trading to achieve its respective principal investment objective. Each Series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

    The primary differences between the Series are as follows: The Managed Sectors Series invests, under normal market conditions, in common stock (and related securities) of companies in 13 identified sectors, but no more than 50% of its net assets in any one sector. While it may invest its assets among sectors similar to those invested in by Managed Sectors Series, the Capital Appreciation Series does not employ a sector-based approach as a part of its principal investment strategy. The Capital Appreciation Series invests, under normal market conditions, in common stocks (and related securities) of companies MFS believes possess above-average growth opportunities, which MFS considers to be companies that demonstrate: a strong franchise, strong cash flows and a recurring revenue stream; a solid industry position where there is potential for high profit margins and substantial barriers to new entity in the industry; a strong management team with a clearly defined strategy; and a catalyst that may accelerate growth. The Managed Sectors Series does not have a comparable policy in this regard. The Managed Sectors Series may, as a primary investment strategy, establish "short" positions, such as short positions in specific securities or stock indices. Although the Capital Appreciation Series may establish short positions, it does not currently do so as part of its principal investment strategies.

    In addition, the Capital Appreciation Series may invest in fixed income securities (including "Brady Bonds" and lower rated or "junk" bonds) when relative values or economic conditions make such securities attractive. The Managed Sectors Series does not have a comparable policy in this regard. The Managed Sectors Series is "non-diversified," as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may (but is not required to) invest a relatively high percentage of its assets in a small number of issuers. Although non-diversified, MFS currently manages the Managed Sectors Series in a manner similar to a diversified fund. The Capital Appreciation Series is "diversified."

    In addition to the Series' principal investment strategies referred to above, the Series may engage in a number of other investment techniques and practices. The table on the next page summarizes both the principal and non-principal investment techniques and practices that each Series can employ. The principal investment techniques and practices employed by each Series, together with their risks, are described in the Prospectus.

INVESTMENT TECHNIQUES/PRACTICES

SYMBOLS     x SERIES USES, OR CURRENTLY       -- PERMITTED, BUT SERIES DOES NOT
              ANTICIPATES USING                  CURRENTLY ANTICIPATE USING
-------------------------------------------------------------------------------
                                                     CAPITAL
                                                  APPRECIATION        MANAGED
                                                     SERIES       SECTORS SERIES
Debt Securities
  Asset Back Securities
    Collateralized Mortgage Obligations and
      Multiclass Pass-Through Securities .........     --               --
    Corporate Asset-Backed Securities ............     --               --
    Mortgage Pass-Through Securities .............     --               --
    Stripped Mortgage-Backed Securities ..........     --               --
  Corporate Securities ...........................      x               --
  Loans and Other Direct Indebtedness ............     --               --
  Lower Rated Bonds ..............................      x               --
  Municipal Bonds ................................     --               --
  U.S. Government Securities .....................      x                x
  Variable and Floating Rate Obligations .........      x                x
  Zero Coupon Bonds ..............................      x                x
Equity Securities ................................      x                x
Foreign Securities Exposure
  Brady Bonds ....................................      x               --
  Depositary Receipts ............................      x                x
  Dollar-Denominated Foreign Debt Securities .....      x               --
  Emerging Markets ...............................      x                x
  Foreign Securities .............................      x                x
Forward Contracts ................................      x                x
Futures Contracts ................................      x                x
Indexed Securities ...............................      x               --
Inverse Floating Rate Obligations ................     --               --
Investment in Other Investment Companies
Open-End Funds ...................................      x                x
  Closed-End Funds ...............................      x                x
Lending of Portfolio Securities ..................      x                x
Leveraging Transactions
  Bank Borrowings ................................     --               --
  Mortgage "Dollar-Roll" Transactions ............      x                x
  Reverse Repurchase Agreements ..................     --               --
Options
  Options on Foreign Currencies ..................      x                x
  Options on Futures Contracts ...................      x                x
  Options on Securities ..........................      x                x
  Options on Stock Indices .......................      x                x
  Reset Options ..................................     --               --
  "Yield Curve" Options ..........................     --               --
Repurchase Agreements ............................      x                x
Short Sales ......................................      x                x
Short Term Instruments ...........................      x                x
Swaps and Related Derivative Instruments .........     --               --
Temporary Borrowings .............................      x                x
Temporary Defensive Positions ....................      x                x
"When-Issued" Securities .........................      x                x

6. HOW DO THE MANAGEMENT FEES AND OTHER EXPENSES OF THE TWO SERIES COMPARE, AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE REORGANIZATION?
    Management Fees. The table on page 8 shows the annual operating expenses of each Series. For the fiscal year ended December 31, 2004, the Managed Sectors Series and Capital Appreciation Series each paid a management fee rate of 0.75% annually of the Series' respective average daily net assets. Thus, the effective management fee rate for the Capital Appreciation Series is equal to that of the Managed Sectors Series.

    Sales Charges and Rule 12b-1 Fees. The Series do not impose a sales charge on the purchase of shares. Both Series have adopted distribution plans under the Rule 12b-1 under the Investment Company Act of 1940 for their Service Class shares. The distribution fee payable pursuant to the Rule 12b-1 distribution plan is the same for each Series' Service Class Shares (0.25% annually). Initial Class shares of each Series have not adopted a Rule 12b-1 distribution plan and do not incur Rule 12b-1 distribution fees.

    Other Expenses and Total Annual Fund Expenses. The Capital Appreciation Series' "other expenses" for each class of shares were 0.03% lower than the Managed Sectors Series' "other expenses" without taking into account any expense offset arrangements, and were 0.04% lower after giving effect to expense offset arrangements, for the period ended December 31, 2004.

    The total annual operating expense ratio for each class of shares of Capital Appreciation Series, both before and after the expense offset arrangement, was lower than that of the corresponding class of shares of the Managed Sectors Series, for the period ended December 31, 2004.

    If the reorganization is approved, each class of the combined fund is expected to have a total annual expense ratio similar to, an potentially 0.04% lower than, the total expense ratio for the corresponding class of the Managed Sectors Series.

    The following table summarizes the expenses that each Series incurred in the fiscal year ended December 31, 2004, and pro forma expenses of the Capital Appreciation Series after giving effect to the reorganization (assuming that the reorganization occurred at the beginning of the period). The tables below do not reflect any Contract or Separate Account fees and expenses, which are imposed under the Contracts. If such fees and expenses were reflected, the total expenses would be higher.

                                                 ANNUAL SERIES OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM SERIES ASSETS
                                           AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                                                                   TOTAL ANNUAL
                                                                MANAGEMENT       DISTRIBUTION        OTHER       SERIES OPERATING
                                                                   FEES        (12B-1) FEES(1)    EXPENSES(2)        EXPENSES
                                                             ----------------  ----------------  -------------  -------------------
MANAGED SECTORS SERIES
  Initial Class ...........................................       0.75%              None            0.11%             0.86%
  Service Class ...........................................       0.75%             0.25%            0.11%             1.11%

CAPITAL APPRECIATION SERIES
  Initial Class ...........................................       0.75%              None            0.07%             0.82%
  Service Class ...........................................       0.75%             0.25%            0.07%             1.07%

CAPITAL APPRECIATION SERIES
(PRO FORMA COMBINED)(3)
  Initial Class ...........................................       0.75%              None            0.07%             0.82%
  Service Class ...........................................       0.75%             0.25%            0.07%             1.07%

------------
(1) Each Series has a distribution plan for Service Class shares under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Service Class shares (these fees are referred to as distribution fees).

(2) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reduction is not reflected in the table. Had these reductions been taken into account, "Total Annual Series Operating Expenses" would have been 0.81% and 1.06% for Initial and Service
    Class shares, respectively, for the Capital Appreciation Series and for the Pro Forma Combined expenses of the Capital
    Appreciation Series. The expense offset arrangement did not impact the Managed Sectors Series' total annual fund operating expenses during the fiscal year ended December 31, 2004.

(3) Assumes that the reorganization occurred at the beginning of the year ended December 31, 2004.

The above table is provided to help you understand the expenses of investing in the Series, including pro forma expenses of the Capital Appreciation Series after giving effect to the reorganization, and your share of the operating expenses that each Series incurs.

EXAMPLES
    The following examples translate the expense percentages shown in the preceding tables into dollar amounts. By doing this, you can more easily compare the cost of investing in each Series. The examples make certain assumptions. They assume that you invest $10,000 in a Series for the time periods shown regardless of whether or not you redeem all your shares at the end of these periods. They also assume a 5% return on your investment each year and that dividends and other distributions are reinvested. They also assume that the Series' operating expenses remain the same. The examples are hypothetical; your actual costs and returns may be higher or lower. These examples do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in a Series is made.

                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                          ------    -------   -------   --------
MANAGED SECTORS
  Initial Class .......................... $  88    $ 274     $ 477     $ 1,061
  Service Class .......................... $ 113    $ 353     $ 612     $ 1,352

CAPITAL APPRECIATION
  Initial Class .......................... $  84    $ 262     $ 455     $ 1,014
  Service Class .......................... $ 109    $ 340     $ 590     $ 1,306
CAPITAL APPRECIATION (PRO FORMA COMBINED)
  Initial Class .......................... $  84    $ 262     $ 455     $ 1,014
  Service Class .......................... $ 109    $ 340     $ 590     $ 1,306

7. HOW HAS THE CAPITAL APPRECIATION SERIES PERFORMED?
    As shown in the tables below, the Capital Appreciation Series' performance is generally comparable to the performance of the Managed Sectors Series with the Capital Appreciation Series outperforming the Managed Sectors Series for the 1 year, 5 year and 10 year average annual total returns and seven out of the previous ten calendar years. The performance results do not reflect any Separate Account and Contract Fees and expenses, which would reduce the performance results.

            ANNUAL TOTAL RETURN* (TOTAL INVESTMENT RETURN AT NAV)
                              INITIAL CLASS SHARES

                                                YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------
                                   2004    2003^     2002      2001      2000
                                   ----    -----     ----      ----      ----

Capital Appreciation Series ...   11.02%   28.71%   (32.39)%  (25.33)%  (11.42)%
Managed Sectors Series ........    6.69%   25.28%   (25.99)%  (35.51)%  (20.82)%

                                              YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------
                                   1999     1998      1997      1996      1995
                                   ----     ----      ----      ----      ----

Capital Appreciation Series ...   32.64%   28.70%    23.13%    21.48%    34.46%
Managed Sectors Series ........   85.62%   12.25%    25.63%    17.58%    32.29%

----------
* The performance information in the table above reflects reinvestment of dividends and other earnings. The average annual total returns for the Service Class shares of each Series would have been lower than the returns for Initial Class shares because the Service Class shares have higher total annual expense ratios.
^ The 2003 total return for each Series included proceeds received from a non-recurring litigation settlement. Excluding the effect of this payment, the Capital Appreciation Series' and Managed Sectors Series' 2003 annual total return would have been 26.63% and 24.83%, respectively.

           AVERAGE ANNUAL TOTAL RETURNS* AS OF DECEMBER 31, 2004^

                                                 1 YEAR      5 YEARS    10 YEARS
                                                 ------      -------    --------
CAPITAL APPRECIATION SERIES
  Initial Class Shares ......................    11.02%      (8.57)%      8.17%
  Service Class Shares ......................    10.78%      (8.72)%      8.09%
  Benchmark Comparisons
    Russell 1000 Growth Index+** ............     6.30%      (9.29)%      9.59%
    Lipper Large-Cap Growth Fund Average# ...     7.18%      (8.22)%      8.55%

MANAGED SECTORS SERIES
  Initial Class Shares ......................     6.69%     (12.77)%      7.48%
  Service Class Shares ......................     6.44%     (12.91)%      7.39%
  Benchmark Comparisons
    Russell 3000 Growth Index+*** ...........     6.93%      (8.87)%      9.30%
    Russell 1000 Growth Index+** ............     6.30%      (9.29)%      9.59%
    Lipper Large-Cap Growth Fund Average*....     7.18%      (8.22)%      8.55%

----------
  * The performance information in the table above reflects reinvestment of dividends and other earnings.
  + Source: Standard & Poor's Micropal, Inc.
 ** The Russell 1000 Growth Index measures the performance of large-cap U.S.
    growth stocks.
*** The Russell 3000 Growth Index measures the performance of U.S. growth stocks.
  ^ A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit.
  # The Lipper Large-Cap Growth Fund Average, as calculated by Lipper Inc., is the average investment performance of funds in that category which have similar investment objectives to the Series.

    Of course, the Series' past performance is not an indication of future performance. To review information regarding the Capital Appreciation Series in more detail, please refer to the Annual Report and Prospectus, each of which is enclosed.

8. WHAT ARE THE DIFFERENCES IN PORTFOLIO TURNOVER RATES OF THE TWO SERIES? Portfolio turnover is a measure of how frequently a Series trades portfolio securities. Frequent trading of portfolio securities increases transaction costs, which could detract from a Series' performance. During its most recently completed fiscal year, the Managed Sectors Series had a portfolio turnover rate of 92% and the Capital Appreciation Series had a portfolio turnover rate of 64%.

9. WHO MANAGES THE CAPITAL APPRECIATION SERIES?
    The Capital Appreciation Series is managed by Gregory Locraft and Margaret
W. Adams, each an MFS Vice President. Mr. Locraft and Ms. Adams became the portfolio managers of the Series effective October 31, 2003 and July 1, 2004, respectively, and have been employed in the investment management area of MFS since 1998 and 2000, respectively. Prior to joining MFS, Ms. Adams had eleven years of portfolio management and investment-related experience at J.P. Morgan & Co.

10. HOW WILL THE REORGANIZATION HAPPEN?
    If the reorganization is approved, your Managed Sectors Series shares will be exchanged for Capital Appreciation Series shares, using the Series' respective net asset value per share prices, as of the close of trading on or about April 25, 2005. This conversion will not affect the total dollar value of your investment.

11. WILL THE REORGANIZATION HAVE TAX CONSEQUENCES?
    The reorganization itself is expected to be a tax-free event for federal income tax purposes. Contract holders should consult with their own tax advisers concerning any possible state tax consequences of the reorganization.

12. HOW WILL DIVIDENDS BE AFFECTED BY THE REORGANIZATION?
    Currently, the Managed Sectors Series pays substantially all of its net investment income (including any realized net capital gains) annually. After the reorganization, you will continue to receive distributions of any net investment income (including any realized net capital gains) annually. Your distributions will continue to be reinvested. Of course, the amount of these distributions will reflect the investment performance of the Capital Appreciation Series.

13. DO THE PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGING SHARES OF THE TWO SERIES DIFFER?
    No. The procedures for purchasing and redeeming shares of each Series, and for exchanging shares of each Series for shares of other series of the Trust, are identical. All purchases, redemptions and exchanges are made through Separate Accounts, which are the record owners of shares.

    Both Series currently offer Initial Class and Service Class shares. Shares of each Series are sold at prices based on net asset value, depending on the class and number of shares purchased. Reinvestment of distributions by the Series are made at net asset value for each class of shares.

    Purchases and exchanges should be made primarily for investment purposes. The series reserve the right to restrict, reject or cancel without any prior notice, any purchase or exchange order, including transactions representing excessive trading (e.g., trading, which in the reasonable judgment of the series' or its agents, may disrupt portfolio investment strategies or otherwise adversely affect the series) and transactions accepted by an insurance company or retirement plan sponsor through which the transaction is placed. In the event that the series reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The series reserve the right to delay for up to one business day the processing of exchange requests in the event that, in the series' judgment, such delay would be in the series' best interest, in which case both the redemption and purchase side of the exchange will receive the series' net asset value at the conclusion of the delay period.

    Excessive trading into and out of the series can disrupt portfolio investment strategies and increase series' operating expenses. The series are not designed to accommodate excessive trading practices. The series and their agents reserve the right to restrict, reject or cancel purchase and exchange orders, as described above, which represent excessive trading.

    Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the series or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the series and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the series receive purchase, exchange and redemption orders from insurance companies and retirement plans which maintain omnibus accounts with the series. Omnibus account arrangements are common forms of holding shares of a series, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements often permit the intermediaries to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the particular shareholders' account activity may not be monitored by the series. The insurance company through which you purchased you Variable Contract may impose transfer limitations and other limitations designed to curtail excessive trading. Please refer to your Variable Contract for details.

    To the extent that the series or their agents are unable to curtail excessive trading practices in a series, these practices may interfere with the efficient management of the series' portfolio, and may result in the series engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the series' operating costs and decrease the series' investment performance, and maintenance of a higher level of cash balances would likewise result in lover series investment performance during periods of rising markets.

    For a series that significantly invest in foreign securities traded on markets which may close prior to when the series determines its net asset value (referred to as the valuation time), excessive trading by certain shareholders may cause dilution in the value of the series shares held by other shareholders. Because events may occur after the close of these foreign markets and before the series' evaluation time that influence the value of these foreign securities, investors may seek to trade series shares in an effort to benefit from their understanding of the value of these foreign securities as of the series' valuation time (referred to as price arbitrage). The series has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect that it believes to be the fair value of the securities as of the series' valuation time. To the extent that the series does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of a series held by other shareholders.

    For series that significantly invest in high yield (commonly known as junk bonds) or small cap equity securities, because these securities are often infrequently traded, investors may seek to trade series shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the series' portfolio to a great degree than series which invest in highly liquid securities, in part because the series may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption request. Any successful price arbitrage may also cause dilution in the value of the series shares held by other shareholders.

    Consult your Contract documents for additional purchase, exchange and redemption information.

14. HOW WILL SHAREHOLDERS BE NOTIFIED OF THE OUTCOME OF THE REORGANIZATION?
    If the proposed reorganization is approved by Shareholders, you will receive confirmation after the reorganization is completed. If the reorganization is not approved, the Managed Sectors Series will continue to be managed as a separate Series in accordance with its current investment objectives and policies and the Trustees may consider other alternatives.

15. WILL THE NUMBER OF SHARES EACH SHAREHOLDER OWNS CHANGE?

    Yes, but the total value of the shares of the Capital Appreciation Series Shareholders receive will equal the total value of the shares of the Managed Sectors Series held by Shareholders at the time of the reorganization. Even though the net asset value per share of each Series is different, the total value of a Shareholder's holdings in the Series will not change as a result of the reorganization. Likewise, the total value of the Contract Holders' interest will not change as a result of the reorganization.

                                  RISK FACTORS

    WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE CAPITAL APPRECIATION SERIES, AND HOW DO THEY COMPARE WITH THOSE FOR THE MANAGED SECTORS SERIES?

    Because the Series share similar goals and policies, the risks of an investment in the Capital Appreciation Series are similar to the risks of an investment in the Managed Sectors Series. The Managed Sectors Series is also subject to the risks associated with a sector-based investment strategy (i.e., Allocation Risk and Investment Focus Risk) to a greater degree than the Capital Appreciation Series. The Managed Sectors Series also may invest in securities of foreign (including emerging market) issuers and may enter into "short" positions to a greater extent than the Capital Appreciation Series and, therefore, may be subject to the risks inherent in such investments to a greater degree than the Capital Appreciation Series. In addition, the Managed Sectors is "non-diversified" within the meaning of the 1940 Act and, therefore, is subject to the risks related to such a policy. The Capital Appreciation Series may invest in fixed-income Securities (including "Brady" and "junk" bonds) to a greater extent than the Managed Sectors Series and, therefore, may be subject to the rises inherent in such investments to a greater degree than the Managed Sectors Series.

    Market Risk: This is the risk that the price of a security held by the Series will fall due to changing economic, political or market conditions or disappointing earnings results.

    Growth Companies Risk: Prices of growth company securities held by the Series may fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

    Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Series' value may not rise as much as the value of Series that emphasize smaller cap companies.

    Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Series may experience difficulty in buying and selling these stocks at prevailing market prices.

    Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

  > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

  > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

  > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

  > Foreign markets may be less liquid and more volatile than U.S. markets.

  > Foreign securities often trade in currencies other than the U.S. dollar, and the Series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the Series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the Series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the Series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the Series enters the contract may fail to perform its obligations to the Series.

    Interest Rate Risk: When interest rates rise, the value of fixed income securities in the Series' portfolio will generally fall. Conversely, when interest rates fall, the value of fixed income securities in the Series' portfolio will generally rise.

    Maturity Risk: Interest rate risk will generally affect the value of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the Series' fixed income investments will affect the volatility of the Series' share price.

    Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The value of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    Active or Frequent Trading Risk: The Series have engaged and may engage in active and frequent trading in an effort to achieve their principal investment strategies. Frequent trading increases transaction costs, which could detract from the Series' performance.

    As with any mutual fund, you could lose money on your investment in a Series.

    An investment in a Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    Other Investments. In addition to the Series' main investment strategies described above, each Series also may buy and sell the other types of investments indicated by the comparative chart on page 6 above. The risks associated with the principal investment techniques and practices used by the Series are summarized above. The non-principal investment techniques in which the Series may engage are described, together with their risks, in the Series' Statement of Additional Information.

                                    GENERAL

    This Prospectus/Proxy Statement is furnished in connection with the proposed reorganization of the Managed Sectors Series into the Capital Appreciation Series and the solicitation of proxies by and on behalf of the Trustees for use at the Shareholder Meeting ("Meeting"). The Meeting is to be held on April 18, 2005, at 2:00 p.m. at 500 Boylston Street, 24th floor, Boston, Massachusetts 02116. The Notice of the Meeting, the combined Prospectus/Proxy Statement and the enclosed proxy or voting instruction card are being provided to Shareholders and mailed to Contract Holders on or about March 15, 2005.

    As of March 1, 2005 there were [     ] shares of beneficial interest of the
Managed Sectors Series outstanding. Only shareholders or persons with a voting interest as of the close of business on March 1, 2005 will be entitled to vote or give voting instructions at the Meeting. Each shareholder of record is entitled to one vote for each dollar of net asset value of shares held by that Shareholder on that date (i.e., number of shares times net asset value per share), with fractional dollar amounts voting proportionately.

    The Trustees know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

         PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF REORGANIZATION
                       AND RELATED PLAN OF REORGANIZATION

    The shareholders of the Managed Sectors Series are being asked to approve or disapprove a reorganization between the Managed Sectors Series and the Capital Appreciation Series pursuant to a Plan of Reorganization on behalf of the Series (the "Plan"), a copy of the form of which is attached to this Prospectus/Proxy Statement as Appendix A.

    The reorganization is structured as a transfer of the assets and liabilities of the Managed Sectors Series to the Capital Appreciation Series in exchange for that number of full and fractional Initial Class and Service Class shares of the Capital Appreciation Series (the "Reorganization Shares"), equal in total net asset value to the net value of assets transferred to the Capital Appreciation Series, all as more fully described below under "Information about the Reorganization."

    After receipt of the Reorganization Shares, the Managed Sectors Series will distribute the Initial Class Reorganization Shares to its Initial Class Shareholders and the Service Class Reorganization Shares to its Service Class Shareholders, each in proportion to their existing shareholdings, in complete liquidation of the Managed Sectors Series, and the legal existence of the Managed Sectors Series as a separate series of the Trust will be terminated as soon as reasonably practicable thereafter. Each shareholder of the Managed Sectors Series will receive a number of full and fractional Initial Class and/ or Service Class Reorganization Shares equal in value at the date of the exchange to the aggregate value of the Shareholder's Managed Sectors Series shares of the same class.

    On or prior to the date of the transfer (the "Exchange Date"), the Managed Sectors Series will declare and pay a distribution to Shareholders which, together with all previous distributions, will have the effect of distributing to Shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized gains, if any, through the Exchange Date.

    The Trustees of the Managed Sectors Series have voted unanimously to approve the proposed transaction and to recommend that Shareholders also approve the transaction. The transactions contemplated by the Plan will be consummated only if the Plan is approved by the affirmative vote of the holders of the lesser of (a) 67% or more of the voting power of the securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the voting power of the outstanding voting securities of the Managed Sectors Series. Shareholders of record are entitled to one vote for each dollar of net asset value of their shares (i.e., number of shares owned times net asset value per share), with fractional amounts voting proportionately. The reorganization does not require the approval of the Shareholders of the Capital Appreciation Series.

    In the event that this proposal is not approved by the Shareholders of the Managed Sectors Series, the Managed Sectors Series will continue to be managed as a separate Series in accordance with its current investment objectives and policies and the Trustees may consider such alternatives as may be in the best interests of its Shareholders.

            BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

    The Board of Trustees, including all Trustees who are not "interested persons" of the Series, have determined that the reorganization would be in the best interests of each Series, and that the interests of existing Shareholders of each Series would not be diluted as a result of effecting the reorganization. The Trustees have unanimously approved the proposed reorganization and have recommended its approval by Shareholders of the Managed Sectors Series.

    As discussed above, while not identical, the Capital Appreciation Series and the Managed Sectors Series have substantially similar investment objectives, each seeking capital appreciation.

    In light of the similarity of the Series, MFS advised the Board of Trustees that it believes that combining the Series would be in the best interests of Shareholders of both Series. The Board of Trustees believes that the proposed reorganization will be advantageous to the Managed Sectors Series' Shareholders for several reasons and considered the following matters, among others, in unanimously approving the proposal:

    1. The proposed reorganization offers Managed Sectors Series' Shareholders the opportunity to move their assets into a Series with a compatible objective and compatible investment policies and portfolio composition, but one that is larger;

    2. The reduction of overlap of funds within the MFS family of funds could reduce or eliminate portfolio and operational inefficiencies and will create a larger combined Series with the potential for greater prospects for asset growth.;

    3. The total expense ratio for each class of shares of the Capital Appreciation Series is lower than the corresponding class of shares of the Managed Sectors Series and is currently expected to remain lower after the reorganization;

    4. The management fee paid to MFS by each Series is equal;

    5. The relative size of the Series, and the possibility that the increased size of the combined Series could provide the potential for lower expenses by spreading fixed expenses across a larger asset base;

    6. Although past performance is not an indication of future results, the Series' relative performance over the last four years has been comparable;

    7. The expectation that the transaction will qualify as a tax-free reorganization for federal income tax purposes, pursuant to which no gain or loss will be recognized by the Managed Sectors Series or its Shareholders for income tax purposes as a result of the transaction;

    8. The compatibility of the Series shareholder service features; and

    9. The costs that will be borne directly or indirectly by the Series in connection with the reorganization.

    The Board of Trustees considered that the reorganization presents an opportunity for the Capital Appreciation Series to acquire investment assets without the need to pay brokerage commissions or other transaction costs that are normally associated with the purchase of securities. The Trustees also considered that the expenses the Capital Appreciation Series would incur as a result of the reorganization were reasonable in relation to the benefits the Capital Appreciation Series would realize as a result of the transaction. The Trustees believe that the Capital Appreciation Series Shareholders could, over time, also benefit from improved diversification and potentially lower expenses (see "Synopsis, question 6" for a discussion of expenses) as a result of the reorganization.

    The Board of Trustees also considered that MFS could benefit from the reorganization. For example, MFS might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one Series instead of two. The Board of Trustees believes that the potential Shareholder benefits outweigh the benefits that MFS may receive as a result of the reorganization, and that certain benefits to MFS may result in increased efficiencies for the Series, as the reorganization may allow MFS to better focus its resources on the Combined Series.

    Based on its review and MFS advice, the Board of Trustees has unanimously approved the proposal.

                      INFORMATION ABOUT THE REORGANIZATION

    Plan of Reorganization. The proposed reorganization will be governed by a Plan of Reorganization (the "Plan"). The Plan provides that the Capital Appreciation Series will acquire the assets and liabilities of the Managed Sectors Series in exchange for the Capital Appreciation Series' issuance of Initial Class and Service Class Reorganization Shares equal in value to the value of the transferred assets net of assumed liabilities. The shares will be issued on the next full business day following the time as of which the Series' shares are valued for determining net asset value for the reorganization at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time on April 22, 2005, or such other date as may be agreed upon by the parties). The following discussion of the Plan is qualified in its entirety by the full text of the Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

    The Managed Sectors Series will sell its assets to the Capital Appreciation Series, and in exchange, the Capital Appreciation Series will assume all liabilities of the Managed Sectors Series and deliver to the Managed Sectors Series (i) a number of full and fractional Initial Class Reorganization Shares having an aggregate net asset value equal to the value of assets of the Managed Sectors Series attributable to its Initial Class shares, less the value of the liabilities of the Managed Sectors Series assumed by the Capital Appreciation Series attributable to such Initial Class shares; and (ii) a number of full and fractional Service Class Reorganization Shares having a net asset value equal to the value of assets of the Managed Sectors Series attributable to its Service Class shares, less the value of the liabilities of the Managed Sectors Series assumed by the Capital Appreciation Series attributable to such Service Class shares.

    Immediately following the Exchange Date, the Managed Sectors Series will distribute pro rata to its Shareholders of record as of the close of business on the Exchange Date the full and fractional Reorganization Shares received by the Managed Sectors Series, with Initial Class Reorganization Shares being distributed to holders of Initial Class shares of the Managed Sectors Series, and Service Class Reorganization Shares being distributed to holders of Service Class shares of the Managed Sectors Series. As a result of the proposed transaction, each holder of Initial Class and Service Class shares of the Managed Sectors Series will receive a number of Initial Class and Service Class Reorganization Shares equal in aggregate value at the Exchange Date to the value of the Initial Class and Service Class shares, respectively, held by the Shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Capital Appreciation Series in the name of such Managed Sectors Series Shareholders, each account representing the respective number of full and fractional Initial Class and Service Class Reorganization Shares due such shareholder.

    The Trustees have determined that the interests of each Series' Shareholders will not be diluted as a result of the transactions contemplated by the reorganization and that the proposed reorganization is in the best interests of each Series.

    The consummation of the reorganization is subject to the conditions set forth in the Plan. The Plan may be terminated and the reorganization abandoned at any time, before or after approval by the Shareholders, prior to the Exchange Date by the Trust or, if any condition set forth in the Plan has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

    The fees and expenses for the transaction are estimated to be approximately $200,000. Each Series shall bear its own fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) and other similar expenses incurred in connection with the consummation of the transactions contemplated by the Plan.

    Description of the Reorganization Shares. Reorganization Shares will be issued to the Managed Sectors Series' Shareholders in accordance with the procedure under the Plan as described above. The Reorganization Shares are Initial Class and Service Class shares of the Capital Appreciation Series. Service Class shares of the Capital Appreciation Series are subject to a Rule 12b-1 fee at the annual rate of up to 0.25% of the Series' average daily net assets attributable to Service Class shares. Initial Class shares do not incur 12b-1 fees.

    Each of the Reorganization Shares will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights. The Amended and Restated Declaration of Trust (the "Declaration of Trust") of the Trust, of which the Capital Appreciation Series is a series, permits the Series to divide its shares, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. The Capital Appreciation Series' shares are currently divided into two classes - Initial Class and Service Class shares.

    Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Capital Appreciation Series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Capital Appreciation Series and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Capital Appreciation Series or its Trustees. The Declaration of Trust provides for indemnification out of Series property for all loss and expense of any shareholder held personally liable for the obligations of the Capital Appreciation Series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Capital Appreciation Series would be unable to meet its obligations. The likelihood of such circumstances is remote. The Shareholders of the Managed Sectors Series are subject to this same risk of shareholder liability.

    Federal Income Tax Consequences. As a condition to each Series' obligation to consummate the reorganization, each Series will receive an opinion from Ropes & Gray LLP (which opinion will be based on certain factual representations and assumptions and subject to certain qualifications), substantially to the effect that, although not free from doubt, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations, rulings, and interpretations thereof, all as in force as of the date of the opinion, for federal income tax purposes:

        (a) The reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Capital Appreciation Series and Managed Sectors Series will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) under Section 361 of the Code, no gain or loss will be recognized by the Managed Sectors Series upon the transfer of its assets to the Capital Appreciation Series in exchange for Reorganization Shares and the assumption by the Capital Appreciation Series of the Managed Sectors Series' liabilities, or upon the distribution of the Reorganization Shares by the Managed Sectors Series to its shareholders in liquidation;

        (c) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Managed Sectors Series on the distribution of Reorganization Shares to them in exchange for their shares of the Managed Sectors Series;

        (d) under Section 358 of the Code, the aggregate tax basis of the Reorganization Shares that the Managed Sectors Series' shareholders receive in exchange for their Managed Sectors Series shares will be the same as the aggregate tax basis of the Managed Sectors Series shares exchanged therefor;

        (e) under Section 1223(1) of the Code, a Managed Sectors Series Shareholder's holding period for the Reorganization Shares received pursuant to the Agreement will be determined by including the holding period for the Managed Sectors Series shares exchanged for the Reorganization Shares, provided that the Shareholder held the Managed Sectors Series shares as a capital asset;

        (f) under Section 1032 of the Code, no gain or loss will be recognized by the Capital Appreciation Series upon receipt of the assets transferred to the Capital Appreciation Series pursuant to the Plan in exchange for the Reorganization Shares and the assumption by the Capital Appreciation Series of the liabilities of the Managed Sectors Series;

        (g) under Section 362(b) of the Code, the Capital Appreciation Series' tax basis in the assets that the Capital Appreciation Series receives from the Managed Sectors Series will be the same as the Managed Sectors Series' tax basis in such assets immediately prior to such exchange;

        (h) under Section 1223(2) of the Code, the Capital Appreciation Series' holding periods in such assets will include the Managed Sectors Series' holding periods in such assets; and

        (i) under Section 381 of the Code, the Capital Appreciation Series will succeed to the capital loss carryovers of the Managed Sectors Series, if any, but the use by the Capital Appreciation Series of any such capital loss carryovers (and of capital loss carryovers of the Capital Appreciation Series) may be subject to limitation under Section 381, 382, 383 and 384 of the Code.

    The opinion will be based on certain factual certifications made by officers of MFS/Sun Life Series Trust, on behalf of the Managed Sectors Series and of the Capital Appreciation Series, and will also be based on customary assumptions. Notwithstanding paragraphs (b) and (g) above, the Plan provides that the tax opinion may state that no opinion is expressed as to the effect of the reorganization on the Series or any Managed Sectors Series Shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Each Series has agreed to make and provide additional representations to tax counsel with respect to each Series that are reasonably requested by tax counsel.

    Prior to the Exchange Date, the Managed Sectors Series will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distribution to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

    This description of the federal income tax consequences of the reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

    Capitalization. The following table shows the capitalization of the Series as of December 31, 2004, and on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

                                                       CAPITAL
                                                    APPRECIATION            MANAGED             PRO FORMA           PRO FORMA
                                                       SERIES           SECTORS SERIES         ADJUSTMENTS       COMBINED SERIES
                                                    ------------        --------------         -----------       ----------------
Net assets (000's omitted)
  Initial Class ................................     $672,246             $143,048              $ (191)^            $815,103
  Service Class ................................     $ 35,997             $  2,952              $   (9)^            $ 38,940

Shares outstanding (000's omitted)
  Initial Class ................................       34,913                8,105               7,431*               42,344
  Service Class ................................        1,884                  169                 155*                2,039

Net asset value per share
  Initial Class ................................       $19.25               $17.65                                    $19.25
  Service Class ................................       $19.11               $17.47**                                  $19.10

----------
 ^ Amount reflects estimated reorganization costs.
 * If the reorganization had taken place on December 31, 2004, the Managed Sectors Series would have received 7,431,065 and
   154,450, Initial Class and Service Class shares respectively, of the Capital Appreciation Series, which would be available for distribution to its shareholders. No assurances can be given as to the number of Reorganization Shares the Managed
   Sectors Series will receive on the Exchange Date. The foregoing is merely an example of what the Managed Sectors Series would have received and distributed had the reorganization been consummated on December 31, 2004, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.
** Due to the small asset base of the Managed Sectors Series, the net asset value per share based on rounded amounts is not in accord with the actual net asset value per share on December 31, 2004.

    Unaudited pro forma combined financial statements of the Series as of December 31, 2004 and for the twelve-month period then ended are included in the Statement of Additional Information relating to the proposed reorganization. Because the Plan provides that the Capital Appreciation Series will be the surviving Series following the reorganization and because the Capital Appreciation Series' investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the Managed Sectors Series to the Capital Appreciation Series as contemplated by the Plan.

    THE TRUSTEES OF THE MANAGED SECTORS SERIES, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN.

                               VOTING INFORMATION

    Required Vote. The transactions contemplated by the Plan will be consummated only if approved by the affirmative vote of a "majority of the outstanding voting securities" of the Managed Sectors Series entitled to vote. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting power of the securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the power of the outstanding voting securities.

    Record Date, Quorum and Method of Tabulation. Shareholders of record and persons with a voting interest of the Managed Sectors Series at the close of business on March 1, 2005 (the "record date") will be entitled to notice of and to vote at or provide voting instructions for the Meeting or any adjournment thereof. The holders of a majority of the shares of the Managed Sectors Series outstanding at the close of business on the record date present in person or represented by proxy will constitute a quorum for the Meeting.

    Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Managed Sectors Series as the vote tabulator for the Meeting. The vote tabulator will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The vote tabulator will count shares represented by proxies that are marked with an abstention as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Thus, abstentions have the effect of a negative vote on the proposal.

    Sun Life may be deemed to be a control person of each Series by virtue of record ownership of substantially all of the Series' shares through its Separate Accounts as of the record date. As of the record date, the officers and Trustees, as a group, beneficially owned less than 1% of any class of the outstanding shares of the Managed Sectors Series. To the best of the knowledge of the Managed Sectors Series, no Contract Holders owned beneficially 5% or more of any of the classes of the Managed Sectors Series' outstanding shares as of the record date.

    The votes of the Shareholders of the Capital Appreciation Series are not being solicited, because their approval or consent is not necessary for this transaction. As of the record date, the officers and Trustees, as a group, beneficially owned less than 1% of the outstanding shares of the Capital Appreciation Series. To the best of the knowledge of the Capital Appreciation Series, no Contract Holders owned beneficially 5% or more of the outstanding shares of the Capital Appreciation Series as of the record date.

    Solicitation of Proxies. The solicitation is being made primarily by the mailing of this Prospectus/Proxy Statement and the accompanying proxy card or voting instruction form on or about March 15, 2005. In addition to soliciting proxies and voting instructions by mail, the Trustees and employees of Sun Life Assurance Company of Canada (U.S.) and its affiliates may solicit voting instructions in person or by telephone. In addition, the Managed Sectors Series may retain at its own expense a company to aid in the solicitation of proxies and voting instructions for a fee plus reasonable out-of-pocket expenses for proxy solicitation services. The Managed Sectors Series may also arrange to have votes and voting instructions recorded by telephone or the Internet. The Trust will reimburse the record holders of its shares for their expenses incurred in sending proxy materials to and obtaining or soliciting voting instructions from Contract Holders.

    Revocation of Proxies. Proxies and voting instructions, including proxies given by telephone or via the Internet, may be revoked at any time before they are executed, by a written revocation received by the Secretary of the Managed Sectors Series or by properly executing a later-dated proxy or voting instruction card.

    Shareholder Proposals. The Managed Sectors Series does not hold annual shareholder meetings. If the reorganization is not approved, any shareholder who wishes to submit a proposal to be considered by the Series at the next meeting of shareholders should send the proposal to Managed Sectors Series, c/o James R. Bordewick, Jr., Assistant Secretary, at 500 Boylston Street, 20th Floor, Boston, Massachusetts 02116, so as to be received within a reasonable time before the Board of Trustees makes the solicitation relating to such meeting. The submission by a shareholder of a proposal for inclusion in the proxy materials does not guarantee that it will be included. Shareholder proposals are subject to certain requirements under the federal securities laws.

    Adjournment. If the necessary quorum to transact business or sufficient votes in favor of the proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose adjournments of the Meeting to permit further solicitation of votes or voting instructions. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The Managed Sectors Series pays the costs of any additional solicitation and of any adjourned session.

                                 MISCELLANEOUS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
    The audited financial statements of the Managed Sectors Series and the Capital Appreciation Series for the fiscal year ended December 31, 2004, included in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, whose report thereon is included in the Statement of Additional Information and in the Annual Report to Shareholders for the fiscal year ended December 31, 2004. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference into the Statement of Additional Information in reliance on their reports given on their authority as experts in auditing and accounting.

AVAILABLE INFORMATION
    The Managed Sectors Series and the Capital Appreciation Series are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance with these laws, they each file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington D.C. 20549 and the public reference facilities in the SEC's Northeast and Midwest regional offices at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604, respectively. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates, or at the SEC website (http:// www.sec.gov).

OTHER BUSINESS
    Management of the Managed Sectors Series knows of no business other than the matters specified above that will be presented at the Meeting. Because matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as may properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

March 15, 2005

MANAGED SECTORS SERIES, a series of
MFS/SUN LIFE SERIES TRUST
500 Boylston Street
Boston, MA 02116

                                                                    APPENDIX A
                         FORM OF PLAN OF REORGANIZATION

    THIS PLAN OF REORGANIZATION (the "Plan") is adopted by MFS(R)/Sun Life Series Trust, a Massachusetts business trust with its principal place of business at 500 Boylston Street, Boston, Massachusetts 02116 ("the Trust"), on behalf of MFS/Sun Life Series Trust - Managed Sectors Series ("MSS") and MFS/ Sun Life Series Trust - Capital Appreciation Series ("CAS"), each a segregated portfolio of assets ("series") thereof. For the purposes of this Plan, CAS is referred to herein as the "Surviving Fund," and MSS is referred to as the "Acquired Fund" and each such series are sometimes referred to herein individually as a "Fund" and collectively as the "Funds."

    The Trust wishes to effect a reorganization, described in Section 368(a)
(1)(D) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and intends this Plan to be, and adopts it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Code ("Regulations"). The reorganization will consist of (1) the transfer of the assets of the Acquired Fund to the Surviving Fund in exchange solely for the assumption by the Surviving Fund of the liabilities of the Acquired Fund and the issuance to the Acquired Fund of shares of beneficial interest in the Surviving Fund (the "Reorganization Shares"), (2) the distribution of the Reorganization Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein and (3) the termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Plan. (Such transactions involving the Acquired Fund and the Surviving Fund are referred to herein as a "Reorganization.").

    All representations, warranties, covenants and obligations of each Fund contained herein shall be deemed to be representations, warranties, covenants and obligations of the Trust acting on behalf of the respective Fund, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by the Trust, acting on behalf of that Fund.

    The Trust is a business trust that is duly formed, validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on the business as presently conducted. Before January 1, 1997, the Trust "claimed" classification for federal tax purposes as an association taxable as a corporation and has not elected otherwise since. The Trust is a duly registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. Each Fund is a duly established and designated series of the Trust.

    The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value ("shares"), currently divided into 29 series. The Acquired Fund's shares all are held by certain separate accounts established by Sun Life Assurance Company Canada (U.S.) and its affiliates and New England Life Insurance Company (collectively, the "Insurance Companies") to fund variable annuity and life insurance contracts and certain other types of insurance contracts (collectively, the "Separate Accounts"), and the Surviving Fund's shares also all are held by separate accounts the Insurance Companies established to serve the same purpose (the "Surviving Fund Accounts"). Under applicable law, the assets of all such accounts (i.e., the Funds' shares) are the property of the Insurance Companies (which are the owners of record of all those shares) and are held for the benefit of the holders of such contracts.

    The Acquired Fund's shares are divided into two classes, designated Initial Class and Service Class shares (the "Initial Class Acquired Fund Shares" and "Service Class Acquired Fund Shares," respectively, and together, the "Acquired Fund Shares"). The Surviving Fund's shares (i.e., the Reorganization Shares) also are divided into two classes, also designated Initial Class and Service Class shares (the "Initial Class Reorganization Shares" and "Service Class Reorganization Shares," respectively). Each class of Acquired Fund Shares is substantially similar to the corresponding class of Reorganization Shares (i.e., the Funds' Initial Class and Service Class shares correspond to each other).

1. THE REORGANIZATION
    1.1 The Acquired Fund will transfer to the Surviving Fund all of its assets (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, claims and rights of action, cash and other assets) as set forth in a statement of assets and liabilities as of the Valuation Date (as defined in paragraph 2.1 hereof) prepared in accordance with generally accepted accounting principles consistently applied and certified by the Trust's Treasurer or Assistant Treasurer (the "Statement of Assets and Liabilities") (collectively, the "Assets"), free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange solely for (a) the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund as set forth in the Statement of Assets and Liabilities and any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and or transactions of the Acquired Fund prior to and including the Closing Date (as defined in paragraph 1.3 hereof) which are not reflected on the Statement of Assets and Liabilities (collectively, the "Liabilities") and (b) the issuance and delivery by the Surviving Fund to the Acquired Fund, for distribution in accordance with paragraph 1.3 hereof to the Separate Accounts, of the number of full and fractional (rounded to the third decimal place) Reorganization Shares determined as provided in paragraph 2.2 hereof. Such transactions shall take place at the closing provided for in paragraph 3.1 hereof (the "Closing").

    1.2 The Acquired Fund has provided the Surviving Fund with a list of the current securities holdings and other assets of the Acquired Fund as of the date of adoption of this Plan. The Acquired Fund reserves the right to sell any of these securities or other assets prior to closing.

    1.3 On or as soon after the closing date established in paragraph 3.1 hereof (the "Closing Date") as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will distribute the Reorganization Shares it received pursuant to paragraph 1.1 hereof to the Separate Accounts, in proportion to their Acquired Fund Shares held of record as of the close of business on the Closing Date, in actual or constructive exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund. Such distribution will be accomplished by the transfer of the Initial Class and/or Service Class Reorganization Shares then credited to the account of the Acquired Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the Separate Accounts and representing the respective pro rata number of full and fractional (rounded to the third decimal place) Initial Class and/or Service Class Reorganization Shares due the Separate Accounts. The Surviving Fund will not issue share certificates representing the Reorganization Shares in connection with such distribution, except in connection with pledges and assignments and in certain other limited circumstances.

    1.4 Separate Accounts holding certificates representing their ownership of Acquired Fund Shares shall surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to the Acquired Fund prior to the Closing Date. Any Acquired Fund Share certificate that remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer evidence ownership of Acquired Fund Shares and shall not evidence ownership of any Reorganization Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, any dividends and other distributions payable by the Surviving Fund subsequent to the Closing Date with respect to the Reorganization Shares allocable to a holder of such certificate(s) shall be paid to such holder, but such holder may not redeem or transfer such Reorganization Shares.

    1.5 The Acquired Fund shall be terminated as a series of the Trust promptly following the Liquidation Date.

2. VALUATION
    2.1 The net asset value of each class of the Reorganization Shares and the net value of the Assets shall in each case be determined as of the close of business on the last business day preceding the Closing Date (the "Valuation Date"). The net asset value of each class of the Reorganization Shares shall be computed by State Street Bank and Trust Company (the "Custodian"), as custodian and pricing agent for the Surviving Fund, in the manner set forth in the Trust's Amended and Restated Declaration of Trust ("Declaration of Trust") or By-laws ("By-laws") and the Surviving Fund's then-current prospectus and statement of additional information, to not less than two decimal places. The net value of the Assets shall be computed by the Custodian, as custodian and pricing agent for the Acquired Fund, by calculating the value of the Assets and subtracting therefrom the amount of the Liabilities, in the manner set forth in the Declaration of Trust or By-laws and the Acquired Fund's then- current prospectus and statement of additional information. The determinations of the Custodian shall be conclusive and binding on all parties in interest.

    2.2 The number of each class of Reorganization Shares (including fractional shares, if any, rounded to the third decimal place) the Surviving Fund shall issue pursuant to paragraph 1.1(b) hereof shall be as follows: (a) the number of Initial Class Reorganization Shares shall be determined by dividing the net value of the Assets (computed as set forth in paragraph 2.1 hereof) (the "Acquired Fund Value") attributable to the Initial Class Acquired Fund Shares by the net asset value of an Initial Class Reorganization Share (computed as set forth in such paragraph) and (b) the number of Service Class Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Service Class Acquired Fund Shares by the net asset value of a Service Class Reorganization Share (as so computed).

    2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Surviving Fund and the Acquired Fund, as applicable.

3. CLOSING AND CLOSING DATE
    3.1 The Closing Date shall be as soon as practicable after the Reorganization is approved by shareholders of the Acquired Fund, but in no event later than April 25, 2005. The Closing shall be held at 8:00 a.m., Boston time, at the offices of the Trust, 500 Boylston Street, Boston, Massachusetts 02116, or at such other time and/or place as the parties may agree.

    3.2 Portfolio securities shall be transferred by the Acquired Fund to the Custodian for the account of the Surviving Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency, certified or official bank check or federal fund wire, payable to the order of "State Street Bank and Trust Company, Custodian for the MFS/Sun Life Series Trust - Capital Appreciation Series" or in the name of any successor organization.

    3.3 If on the proposed Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that accurate appraisal of the net value of the Assets or the net asset value of each class of the Reorganization Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before May 31, 2005, this Plan may be terminated by Trust.

    3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses and federal taxpayer identification numbers of the Separate Accounts and the number of outstanding Acquired Fund Shares owned by each such account, all as of the close of business on the Valuation Date (the "Shareholder List"). The Surviving Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Reorganization Shares to be credited on the Liquidation Date, or provide evidence satisfactory to the Acquired Fund that such Reorganization Shares have been credited to the Acquired Fund's account on the books of the Surviving Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. CONDITIONS PRECEDENT
    4.1 The Trust's obligation to implement this Plan on the Surviving Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

    (a) The Trust has no material contracts or other commitments (other than this Plan) that will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

    (b) As of the Closing Date, the Acquired Fund will have filed all required federal and other tax returns and reports which, to the knowledge of Trust's officers, are required to have been filed by the Acquired Fund by such date and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid;

    (c) For federal income tax purposes, the Acquired Fund qualifies as a "regulated investment company," and the provisions of sections 851 through 855 of the Code apply to Acquired Fund for the remainder of its current taxable year beginning January 1, 2005, and will continue to apply to it through the Closing Date.

    Acquired Fund will declare to Acquired Fund shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing (a) all of the excess of (i) Acquired Fund's investment income excludable from gross income under section 103(a) of the Code over (ii) Acquired Fund's deductions disallowed under sections 265 and 171(a)(2) of the Code, (b) all of Acquired Fund's investment company taxable income (as defined in Code section 852), (computed in each case without regard to any deduction for dividends paid), and
(c) all of Acquired Fund's net realized capital gain (after reduction for any capital loss carryover) in each case for both the taxable year ending on December 31, 2004 and the short taxable year beginning on January 1, 2005, and ending on the Closing Date. Such dividends will be made to ensure continued qualification of Acquired Fund as a "regulated investment company" for tax purposes and to eliminate fund-level tax.

    (d) All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the Separate Accounts in the amounts set forth in the Shareholder List. The Trust does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

    (e) Except as previously disclosed to the Surviving Fund, at the Closing Date the Acquired Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, convey, transfer and deliver the Assets hereunder, and upon delivery and payment for the Assets, the Surviving Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

    (f) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws except as may have been previously disclosed in writing to the Surviving Fund;

    (g) The current prospectus and statement of additional information of the Acquired Fund, each dated May 1, 2004, as supplemented and updated from time to time, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement (as defined in paragraph 4.3(n) hereof), on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

    (h) The Acquired Fund incurred the Liabilities in the ordinary course of its business;

    (i) The Acquired Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in Section 368(a)(3)(A) of the Code); and

    (j) The Reorganization Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Plan.

    4.2 The Trust's obligation to implement this Plan on the Acquired Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

    (a) The current prospectus and statement of additional information of the Surviving Fund, each dated May 1, 2004, as supplemented and updated from time to time (collectively, the "Surviving Fund Prospectus"), will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

    (b) At the Closing Date, the Trust will have good and marketable title to the assets of the Surviving Fund;

    (c) As of the Closing Date, the Surviving Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of the Surviving Fund, are required to be filed by the Surviving Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Surviving Fund. All tax liabilities of the Surviving Fund have been adequately provided for on its books, and no tax deficiency or liability of the Surviving Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid;

    (d) For federal income tax purposes, Surviving Fund qualifies as a regulated investment company, and the provisions of sections 851 through 855 of the Code will apply to Surviving Fund for the remainder of its current taxable year beginning January 1, 2005, and will continue to apply to it through the Closing Date;

    (e) All issued and outstanding Surviving Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Trust does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any such shares;

    (f) The Reorganization Shares to be issued pursuant to the terms of this Plan will be duly authorized at the Closing Date and, when so issued, will be duly and validly issued Surviving Fund Shares and will be fully paid and nonassessable by Trust;

    (g) The Trust shall have obtained the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations and the operations of the Surviving Fund after the Closing Date;

    (h) All Surviving Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws; and

    (i) No consideration other than Reorganization Shares (and the Surviving Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

    4.3 The Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

    (a) Each Separate Account will pay its own expenses (including fees of investment or tax advisors for advice regarding the Reorganization), if any, it incurs in connection with the Reorganization;

    (b) Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187);

    (c) The Trust shall not be, and its adoption of this Plan shall not have resulted, in violation of any provision of the Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Trust or either Fund is bound;

    (d) Except as otherwise disclosed in writing by a Fund and accepted by the other Fund, (i) no material litigation, administrative proceeding or investigation of or before any court or governmental body shall be pending or threatened against either Fund or any of its properties or assets, (ii) there shall be no facts that might form the basis for the institution of such proceedings, and (iii) the Trust shall not be a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

    (e) No consent, approval, authorization or order of any court or governmental authority shall have been required for the consummation by the Trust, on either Fund's behalf, of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts"), and such as may be required under state securities laws;

    (f) The Trust shall have prepared and filed with the Commission a Registration Statement on Form N-14 (the "Registration Statement"), in compliance with the 1933 Act and the 1940 Act, in connection with the issuance of the Reorganization Shares as contemplated herein, including a proxy statement of the Acquired Fund (the "Proxy Statement") in compliance with the Acts, in connection with the Meeting to consider approval of this Plan. The Proxy Statement, on the effective date thereof, the date of the Meeting and the Closing Date, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

    (g) The adoption of this Plan shall have been duly authorized by all necessary action on Trust's part (with the exception of the approval of this Plan by the Acquired Fund's shareholders holding at least a majority of the outstanding voting securities (as defined by the 1940 Act) of the Acquired
Fund);

    (h) Each Fund shall have operated its business in the ordinary course through the Closing Date, it being understood that such ordinary course of business includes the declaration and payment of customary dividends and other distributions;

    (i) The Trust shall have called a meeting of shareholders of the Acquired Fund (the "Meeting") to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein; and

    (j) The Trust shall have received on the Closing Date a favorable opinion from James R. Bordewick, Jr., Associate General Counsel and Senior Vice President of Massachusetts Financial Services Company, the Trust's investment adviser, dated as of the Closing Date, in a form satisfactory to the Trust, to the effect that:

    (i) the Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement;

    (ii) this Plan has been duly adopted by the Trust and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, is a valid and binding obligation of the Trust enforceable against the Trust and each Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

    (iii) the Reorganization Shares to be issued to the Separate Accounts as provided by this Plan are duly authorized and upon such delivery will be validly issued and outstanding and fully paid and nonassessable by the Trust, and no Surviving Fund Account has any preemptive right to subscription or purchase in respect thereof pursuant to any federal or Massachusetts law or the Declaration of Trust or By-laws;

    (iv) the adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws, or any material provision of any agreement (known to such counsel) to which the Trust is a party or by which it or either Fund is bound;

    (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

    (vi) the descriptions in the Registration Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, are accurate in all material respects;

    (vii) such counsel does not know of any legal or governmental proceedings existing on or before the date of mailing the Proxy Statement or the Closing Date, required to be described in the Registration Statement that are not described as required;

    (viii) to the knowledge of such counsel, the Trust is a duly registered investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

    (ix) except as may have been previously disclosed by each Fund in writing, to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body currently is pending or threatened as to the Trust or either Fund or any of the Funds' properties or assets, and the Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

    Such opinion shall also state that while such counsel has not independently verified, and is not passing upon and does not assume any responsibility for, the accuracy, completeness or fairness of the statements contained in the Registration Statement, he generally reviewed and discussed certain of such statements with certain officers of the Trust and that in the course of such review and discussion no facts came to the attention of such counsel that led him to believe that, on the effective date of the Registration Statement, the date of the Meeting or Closing Date, the Registration Statement contained any statement that, in the light of the circumstances under which it was made, was false or misleading with respect to any material fact or that omitted to state any material fact required to be stated therein or necessary to make the statements therein not false or misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of the Trust, its Board of Trustees ("Board") and its officers and of each Fund. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as the Trust may reasonably request.

5. FURTHER CONDITIONS PRECEDENT
    The Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following further conditions on or before the Closing Date:

    5.1 This Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of outstanding Acquired Fund Shares in accordance with the provisions of the Declaration of Trust and By-Laws;

    5.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

    5.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that the Trust may waive any such conditions for either Fund;

    5.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Trust, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

    5.5 The Acquired Fund shall have distributed to its shareholders, on or immediately before the Closing Date, all of its (a) "investment company taxable income" (within the meaning of Section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) "net capital gain" (as defined in Section 1222(11) of the Code), after reduction by any capital loss carryforward, each for its taxable year ending on the Closing Date;

    5.6 The Trust shall have received an opinion of Ropes & Gray LLP ("Tax Counsel"), reasonably satisfactory to it, as to the federal income tax consequences mentioned below (the "Tax Opinion"). In rendering the Tax Opinion, Tax Counsel may assume satisfaction of all the conditions set forth in Article 4 hereof and this Article 5 (other than this paragraph 5.6), may treat them as representations and warranties the Trust made to it and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and on representations and warranties made in separate letters addressed to Tax Counsel and certificates delivered pursuant to this Plan. The Tax Opinion shall be substantially to the effect that, although not free from doubt, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

    (a) The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and Surviving Fund and Acquired Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

    (b) No gain or loss will be recognized by Surviving Fund upon the receipt of the assets of Acquired Fund in exchange for Reorganization Shares and the assumption by Surviving Fund of the liabilities of Acquired Fund;

    (c) The basis in the hands of Surviving Fund of the assets of Acquired Fund transferred to Surviving Fund in the Transaction will be the same as the basis of such assets in the hands of Acquired Fund immediately prior to the transfer;

    (d) The holding periods of the assets of Acquired Fund in the hands of Surviving Fund will include the periods during which such assets were held by Acquired Fund;

    (e) No gain or loss will be recognized by Acquired Fund upon the transfer of Acquired Fund's assets to Surviving Fund in exchange for Reorganization Shares and the assumption by Surviving Fund of the liabilities of Acquired Fund, or upon the distribution of Reorganization Shares by Acquired Fund to its shareholders in liquidation;

    (f) No gain or loss will be recognized by Acquired Fund shareholders upon the exchange of their Acquired Fund shares for Reorganization Shares;

    (g) The aggregate basis of Reorganization Shares that an Acquired Fund shareholder receives in connection with the Reorganization will be the same as the aggregate basis of his or her Acquired Fund shares exchanged therefore;

    (h) An Acquired Fund shareholder's holding period for his or her Reorganization Shares will be determined by including the period for which he or she held the Acquired Fund shares exchanged therefore, provided that he or she held such Acquired Fund shares as capital assets; and

    (i) Surviving Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code. Surviving Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

    Notwithstanding paragraphs (c) and (e) above, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Separate Account with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. The Trust agrees to make and provide additional representations to Tax Counsel with respect to the Surviving Fund and the Acquired Fund, respectively, which are reasonably necessary to enable Tax Counsel to deliver the Tax Opinion.

6. EXPENSES; CERTAIN TAX MATTERS
    6.1 Each Fund will be liable for its own expenses incurred in connection with entering into and carrying out the provisions of this Plan, whether or not the Reorganization is consummated.

    6.2 The Trust or its designee shall, on behalf of the Acquired Fund, file or furnish all federal, state and other tax returns, forms and reports, including information returns and payee statements, if applicable, of the Acquired Fund required by law to be filed or furnished by such dates as required by law to be filed or furnished, and shall provide such other federal and state tax information to shareholders of the Acquired Fund as has been customarily provided by the Acquired Fund, all with respect to the fiscal period commencing January 1, 2005 and ending on the Closing Date.

7. TERMINATION AND AMENDMENT OF THIS PLAN
    7.1 The Board may terminate this Plan and abandon the Reorganization at any time before the Closing Date if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

    7.2 The Board may amend, modify or supplement this Plan at any time in any manner; provided, however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Reorganization Shares to be issued to the Separate Accounts under this Plan to their detriment without their further approval; and provided further that nothing contained in this paragraph 7.2 shall be construed to prohibit the Board from amending this Plan to change the Closing Date or the Valuation Date.

8. MISCELLANEOUS
    8.1 The article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

    8.2 This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

    8.3 This Plan shall bind and inure to the benefit of the Trust and its successors and assigns. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the Trust and its successors and assigns, any rights or remedies under or by reason of this Plan.

    8.4 A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of or arising out of this instrument are not binding upon any of the Trust's Trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of the Trust in accordance with its proportionate interest hereunder. The assets and liabilities of each series of the Trust are separate and distinct, and the obligations of or arising out of this instrument are binding solely upon the assets or property of the respective Funds.

    8.5 Notwithstanding paragraph 7.2 hereof, but subject to the first proviso contained therein, the Trust may waive any condition set forth herein or modify such condition in a manner deemed appropriate by officer thereof.

          THIS PROXY IS SOLICITED ON BEHALF OF THE INSURANCE COMPANY
                           MFS/SUN LIFE SERIES TRUST
                            MANAGED SECTORS SERIES
           PROXY FOR SPECIAL MEETING OF SHAREHOLDERS, APRIL 18, 2005


The undersigned, revoking prior proxies, hereby appoints James R. Bordewick, Jr., Jeffrey N. Carp, James F. DesMarais, Richard M. Hisey and Brian T. Hourihan and each of them separately, proxies with several powers of substitution, to vote for the undersigned at the Special Meeting of shareholders of MFS/Sun Life Series Trust Managed Sectors to be held at 500 Boylston Street, 24th Floor, Boston, Massachusetts, on April 18, 2005, notice of which meeting and the Prospectus/Proxy Statement accompanying the same have been received by the undersigned, or at any adjournment thereof, upon the following matters as described in the Notice of Meeting and accompanying Prospectus/Proxy Statement.

WHEN PROPERLY EXECUTED, THIS PROXY WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. THE PROPOSAL (SET FORTH ON THE REVERSE OF THIS PROXY CARD) HAS BEEN PROPOSED BY THE BOARD OF TRUSTEES. IF NO DIRECTION IS GIVEN ON THE PROPOSAL, THIS PROXY CARD WILL BE VOTED "FOR" PROPOSAL 1. THE PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGMENT AS TO ANY OTHER MATTERS.

PLEASE SIGN IN THE BOX, VOTE ON THE REVERSE SIDE AND RETURN PROMPTLY IN ENCLOSED ENVELOPE.

                                                      \/


                                   Date ________________________


                                   -------------------------------------------


                                   -------------------------------------------
                                   Signature          (Please sign in the box)

                                   Please sign this proxy exactly as your name or names appears hereon. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

\/                                                         \/         SL MSS fg

             PLEASE FILL IN ONE OF THE BOXES AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. [X]

             PLEASE DO NOT USE FINE POINT PENS.
          \/                                                            \/


MFS/SUN LIFE SERIES TRUST
MANAGED SECTORS SERIES


PROPOSAL:                                               FOR   AGAINST   ABSTAIN

1. Approval of the Plan of Reorganization               [ ]     [ ]       [ ]
providing for the transfer of all of the assets and the assumption of liabilities of the Managed
Sectors Series to and by the Capital Appreciation
Series, each a series of MFS/Sun Life Series
Trust, in exchange solely for shares of beneficial interest of Capital Appreciation Series, and the distribution of such shares to the shareholders of Managed Sectors Series in liquidation of Managed
Sectors Series and the termination of Managed
Sectors Series.

PLEASE BE SURE TO SIGN AND DATE THIS CARD.


                       PLEASE SIGN ON THE REVERSE SIDE.


\/                                                          SL MSS fg       \/

                                   FORM N-14
                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

          Relating to the Acquisition of the Assets and Liabilities of

                             MANAGED SECTORS SERIES
                         by and exchange for shares of
                          CAPITAL APPRECIATION SERIES,
                   each a series of MFS/Sun Life Series Trust

                                 March 15, 2005

This Statement of Additional Information (the "Statement") contains material that may be of interest to investors but that is not included in the Prospectus/Proxy Statement (the "Prospectus") of MFS/Sun Life Series Trust - Capital Appreciation Series (the "Capital Appreciation Series") dated March 15, 2005 relating to the sale of all or substantially all of the assets of MFS/Sun Life Series Trust - Managed Sectors Series (the "Managed Sectors Series") to the Capital Appreciation Series.

This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement should be read in conjunction with the Prospectus. Investors may obtain a free copy of the Prospectus or either or both of the Statements of Additional Information by writing Sun Life Assurance Company of Canada (U.S.) Annuities Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02418, or by calling 1-800-752-7215; and Sun Life Insurance and Annuity Company of New York, c/o Service Office New England, P.O. Box 9133, Wellesley Hills, Massachusetts 02418, or by calling 1-800-447-7569; and New England Life Insurance Company, 501 Boylston St., Boston, Massachusetts, or by calling 1-800-435-4117.

                               TABLE OF CONTENTS

   Additional Information about the Capital Appreciation Series           B-1
   Additional Information about the Managed Sectors Series                B-1
   Independent Registered Public Accountants and Financial Statements     B-1
   Unaudited Pro Forma Financial Statements                               B-2

          ADDITIONAL INFORMATION ABOUT THE CAPITAL APPRECATION SERIES

The Capital Appreciation Series' Statement of Additional Information dated May 1, 2004, as amended, has been filed with the Securities and Exchange Commission and is incorporated herein in its entirety by reference.

            ADDITIONAL INFORMATION ABOUT THE MANAGED SECTORS SERIES

The Managed Sectors Series' Statement of Additional Information dated May 1, 2004, as amended, has been filed with the Securities and Exchange Commission and is incorporated herein in its entirety by reference.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Deloitte & Touche LLP is the Independent Registered Public Accounting Firm for the Capital Appreciation Series and the Managed Sectors Series, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings for the Capital Appreciation Series and the Managed Sectors Series.

The following documents are incorporated by reference into this Statement: (i) the Capital Appreciation Series' Annual Report for the fiscal year ended December 31, 2004; and (ii) the Managed Sectors Series' Annual Report to Shareholders for the fiscal year ended December 31, 2004. The audited annual financial statements for the Capital Appreciation Series and the Managed Sectors Series are incorporated by reference into the Prospectus and this Statement of Additional Information and have been so included and incorporated in reliance upon the reports of Deloitte & Touche LLP, given on their authority as experts in auditing and accounting.

Annual or semi-annual reports may be obtained by contacting Sun Life Assurance Company of Canada (U.S.) Annuities Division or Sun Life Insurance and Annuity Company of New York (address noted above) and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (mailto:publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington D.C. 20549-0102.

                    UNAUDITED PRO FORMA FINANCIAL STATEMENTS

The accompanying unaudited pro forma combined statements of investment portfolios and assets and liabilities as of December 31, 2004 assumes that the exchange described in the next paragraph occurred at the beginning of the year ended December 31, 2004 and the unaudited pro forma combined statement of operations for the twelve months ended December 31, 2004 presents the results of operations of Capital Appreciation Series as if the combination with Managed Sectors Series had been consummated at the beginning of the year ended December 31, 2004. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated on December 31, 2004. The historical statements have been derived from the Capital Appreciation Series' and the Managed Sectors Series' books and records utilized in calculating daily net asset value on December 31, 2004 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of all of the assets of the Managed Sectors Series to the Capital Appreciation Series in exchange for the assumption by the Capital Appreciation Series of the stated liabilities of the Managed Sectors Series and for a number of the Capital Appreciation Series' shares equal in value to the value of the net assets of the Managed Sectors Series transferred to the Capital Appreciation Series. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Capital Appreciation Series for pre-combination periods will not be restated. The pro forma statement of operations does not reflect the expenses of either Series in carrying out its obligations under the Plan of Reorganization.

The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Capital Appreciation Series and the Managed Sectors Series incorporated by reference in this Statement of Additional Information.

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (Unaudited)
December 31, 2004

                                                                                                             MFS/Sun Life Capital
                                                                                                             Appreciation Series
                                      MFS/Sun Life Capital     MFS/Sun Life Managed            Pro Forma  -------------------------
STOCKS                                 Appreciation Series        Sectors Series              Adjustments    (Pro Forma Combined)
Issuer                                 Shares      Value        Shares        Value                           Shares      Value
                                      ---------------------  -------------------------                    -------------------------
AEROSPACE
                                               ------------               ------------                                 ------------
 Lockheed Martin Corp.                119,200  $  6,621,560         --    $       --                          119,200  $  6,621,560
                                               ------------               ------------                                 ------------
AIRLINES
                                               ------------               ------------                                 ------------
  Southwest Airlines Co.              461,100  $  7,506,708         --    $       --                          461,100  $  7,506,708
                                               ------------               ------------                                 ------------
APPAREL MANUFACTURERS
  Nike, Inc., "B"                      44,400  $  4,026,636       21,700  $  1,967,973                         66,100  $  5,994,609
  Polo Ralph Lauren Corp., "A"         56,700     2,415,420         --            --                           56,700     2,415,420
  Reebok International Ltd.              --            --         30,200     1,328,800                         30,200     1,328,800
                                               ------------               ------------                                 ------------
                                               $  6,442,056               $  3,296,773                                 $  9,738,829
                                               ------------               ------------                                 ------------
AUTOMOTIVE
                                               ------------               ------------                                 ------------
  Harley-Davidson, Inc.               175,600  $ 10,667,700         --    $       --                          175,600  $ 10,667,700
                                               ------------               ------------                                 ------------
BANKS & CREDIT COMPANIES
  American Express Co.                 94,400  $  5,321,328       54,400  $  3,066,528                        148,800  $  8,387,856
  Citigroup, Inc.                     263,803    12,710,028       65,880     3,174,098                        329,683    15,884,126
                                               ------------               ------------                                 ------------
                                               $ 18,031,356               $  6,240,626                                 $ 24,271,982
                                               ------------               ------------                                 ------------
BIOTECHNOLOGY
  Amgen, Inc.*                        306,300  $ 19,649,145       43,100  $  2,764,865                        349,400  $ 22,414,010
  Celgene Corp.*                         --            --         36,200       960,386                         36,200       960,386
  Cephalon, Inc.*                      14,600       742,848         --            --                           14,600       742,848
  Genentech, Inc.*                       --            --         19,100     1,039,804                         19,100     1,039,804
  Genzyme Corp.*                      156,000     9,058,920       54,500     3,164,815                        210,500    12,223,735
  Gilead Sciences, Inc.*                 --            --         38,100     1,333,119                         38,100     1,333,119
  ImClone Systems, Inc.*              160,700     7,405,056       18,900       870,912                        179,600     8,275,968
                                               ------------               ------------                                 ------------
                                               $ 36,855,969               $ 10,133,901                                 $ 46,989,870
                                               ------------               ------------                                 ------------
BROADCAST & CABLE TV
  Citadel Broadcasting Corp.*         367,000  $  5,938,060         --    $       --                          367,000  $  5,938,060
  Comcast Corp., "A"*                 391,400    13,025,792       64,830     2,157,542                        456,230    15,183,334
  EchoStar Communications
    Corp., "A"                        210,295     6,990,206         --            --                          210,295     6,990,206
  Omnicom Group, Inc.                    --            --         10,500       885,360                         10,500       885,360
  Time Warner, Inc.*                  202,800     3,942,432      123,170     2,394,425                        325,970     6,336,857
  Univision Communications,
    Inc., "A"*                         98,700     2,888,949       33,600       983,472                        132,300     3,872,421
  Viacom, Inc., "B"                      --            --         23,990       872,996                         23,990       872,996
  Walt Disney Co.                        --            --         67,000     1,862,600                         67,000     1,862,600
                                               ------------               ------------                                 ------------
                                               $ 32,785,439               $  9,156,395                                 $ 41,941,834
                                               ------------               ------------                                 ------------
BROKERAGE & ASSET MANAGERS
  Goldman Sachs Group, Inc.              --    $       --         20,920  $  2,176,517                         20,920  $  2,176,517
  Merrill Lynch & Co., Inc.           137,170     8,198,651       14,600       872,642                        151,770     9,071,293
  Morgan Stanley                       33,000     1,832,160         --            --                           33,000     1,832,160
                                               ------------               ------------                                 ------------
                                               $ 10,030,811               $  3,049,159                                 $ 13,079,970
                                               ------------               ------------                                 ------------
BUSINESS SERVICES
  Accenture Ltd., "A"*                208,100  $  5,618,700         --    $       --                          208,100  $  5,618,700
  Fiserv, Inc.*                        90,500     3,637,195       36,500     1,466,935                        127,000     5,104,130
  Getty Images, Inc.*                    --            --         26,100     1,796,985                         26,100     1,796,985
  Manpower, Inc.                      102,300     4,941,090         --            --                          102,300     4,941,090
  Monster Worldwide, Inc.*               --            --         45,700     1,537,348                         45,700     1,537,348
  SOFTBANK CORP                        76,100     3,694,858         --            --                           76,100     3,694,858
                                               ------------               ------------                                 ------------
                                               $ 17,891,843               $  4,801,268                                 $ 22,693,111
                                               ------------               ------------                                 ------------
CHEMICALS
  3M Co.                               65,200  $  5,350,964         --    $       --                           65,200  $  5,350,964
  E.I. du Pont de Nemours & Co.        78,400     3,845,520         --            --                           78,400     3,845,520
                                               ------------               ------------                                 ------------
                                               $  9,196,484               $       --                                   $  9,196,484
                                               ------------               ------------                                 ------------
COMPUTER SOFTWARE
  Akamai Technologies, Inc.*           53,600  $    698,408       76,800  $  1,000,704                        130,400  $  1,699,112
  Amdocs Ltd.*                        257,900     6,769,875         --            --                          257,900     6,769,875
  Mercury Interactive Corp.*           24,000     1,093,200       42,400     1,931,320                         66,400     3,024,520
  Microsoft Corp.                     787,300    21,028,783      219,780     5,870,324                      1,007,080    26,899,107
  Oracle Corp.*                       515,000     7,065,800      242,230     3,323,396                        757,230    10,389,196
  Red Hat, Inc.*                      465,300     6,211,755         --            --                          465,300     6,211,755
  Symantec Corp.*                      68,900     1,774,864       54,900     1,414,224                        123,800     3,189,088
  VERITAS Software Corp.*                --            --        122,330     3,492,522                        122,330     3,492,522
                                               ------------               ------------                                 ------------
                                               $ 44,642,685               $ 17,032,490                                 $ 61,675,175
                                               ------------               ------------                                 ------------
COMPUTER SOFTWARE - SYSTEMS
  CDW Corp.                            53,600  $  3,556,360         --    $       --                           53,600  $  3,556,360
  Dell, Inc.*                         376,200    15,853,068      133,360     5,619,790                        509,560    21,472,858
                                               ------------               ------------                                 ------------
                                               $ 19,409,428               $  5,619,790                                 $ 25,029,218
                                               ------------               ------------                                 ------------
CONSUMER GOODS & SERVICES
  Apollo Group, Inc., "A"*            106,400  $  8,587,544         --    $       --                          106,400  $  8,587,544
  Avon Products, Inc.                    --            --         42,600     1,648,620                         42,600     1,648,620
  Career Education Corp.*              58,700     2,348,000         --            --                           58,700     2,348,000
  Proctor & Gamble Co.                287,900    15,857,532       78,000     4,296,240                        365,900    20,153,772
                                               ------------               ------------                                 ------------
                                               $ 26,793,076               $  5,944,860                                 $ 32,737,936
                                               ------------               ------------                                 ------------
ELECTRICAL EQUIPMENT
  Emerson Electric Co.                104,700  $  7,339,470       25,100  $  1,759,510                        129,800  $  9,098,980
  Hubbell, Inc., "B"                   33,400     1,746,820         --            --                           33,400     1,746,820
  Tyco International Ltd.             219,500     7,844,930         --            --                          219,500     7,844,930
  W.W. Grainger, Inc.                    --            --          8,900       592,918                          8,900       592,918
                                               ------------               ------------                                 ------------
                                               $ 16,931,220               $  2,352,428                                 $ 19,283,648
                                               ------------               ------------                                 ------------
ELECTRONICS
  Amphenol Corp., "A"*                138,500  $  5,088,490       33,100  $  1,216,094                        171,600  $  6,304,584
  Analog Devices, Inc.                173,790     6,416,327       49,710     1,835,293                        223,500     8,251,620
  Applied Materials, Inc.*            196,400     3,358,440         --            --                          196,400     3,358,440
  KLA-Tenor Corp.*                       --            --         19,800       922,284                         19,800       922,284
  Marvell Technology
   Group Ltd.*                        123,300     4,373,451         --            --                          123,300     4,373,451
  Maxim Integrated Products,
   Inc.                                  --            --         17,680       749,455                         17,680       749,455
  PMC-Sierra, Inc.*                   149,200     1,678,500         --            --                          149,200     1,678,500
  Texas Instruments, Inc.                --            --         71,000     1,748,020                         71,000     1,748,020
  Xilinx, Inc.                        120,900     3,584,685         --            --                          120,900     3,584,685
                                               ------------               ------------                                 ------------
                                               $ 24,499,893               $  6,471,146                                 $ 30,971,039
                                               ------------               ------------                                 ------------
FOOD & DRUG STORES
                                               ------------               ------------                                 ------------
  CVS Corp.                           172,800  $  7,788,096       49,800  $  2,244,486                        222,600  $ 10,032,582
                                               ------------               ------------                                 ------------
FOOD & NON-ALCOHOLIC BEVERAGES
  PepsiCo., Inc.                      342,100  $ 17,857,620       14,300  $    746,460                        356,400  $ 18,604,080
  SYSCO Corp.                         190,200     7,259,934         --            --                          190,200     7,259,934
                                               ------------               ------------                                 ------------
                                               $ 25,117,554               $    746,460                                 $ 25,864,014
                                               ------------               ------------                                 ------------
GAMING & LODGING
  Carnival Corp.                       76,900  $  4,431,747       53,200  $  3,065,916                        130,100  $  7,497,663
  Cendant Corp.                       183,600     4,292,568         --            --                          183,600     4,292,568
  International Game Technology        30,600     1,052,028         --            --                           30,600     1,052,028
                                               ------------               ------------                                 ------------
                                               $  9,776,343               $  3,065,916                                 $ 12,842,259
                                               ------------               ------------                                 ------------
GENERAL MERCHANDISE
  Family Dollar Stores, Inc.          264,500  $  8,260,335         --    $       --                          264,500  $  8,260,335
  Kohl's Corp.*                        67,200     3,304,224       26,650     1,310,381                         93,850     4,614,605
  Target Corp.                        209,640    10,886,605       46,370     2,407,994                        256,010    13,294,599
  Wal-Mart Stores, Inc.               134,000     7,077,880         --            --                          134,000     7,077,880
                                               ------------               ------------                                 ------------
                                               $ 29,529,044               $  3,718,375                                 $ 33,247,419
                                               ------------               ------------                                 ------------
HEALTH MAINTENANCE
 ORGANIZATIONS
                                               ------------               ------------                                 ------------
  WellPoint, Inc.*                       --    $       --         16,000  $  1,840,000                         16,000  $  1,840,000
                                               ------------               ------------                                 ------------
INSURANCE
  St. Paul Travelers Cos., Inc.       172,200  $  6,383,454         --    $       --                          172,200  $  6,383,454
  XL Capital Ltd., "A"                 69,300     5,381,145         --            --                           69,300     5,381,145
                                               ------------               ------------                                 ------------
                                               $ 11,764,599               $       --                                   $ 11,764,599
                                               ------------               ------------                                 ------------
INTERNET
  Amazon.com, Inc.*                    87,600  $  3,879,804         --    $       --                           87,600  $  3,879,804
  eBay, Inc.*                          80,100     9,314,028       33,000     3,837,240                        113,100    13,151,268
  IAC/InterActiveCorp.*               705,800    19,494,196         --            --                          705,800    19,494,196
  Yahoo!, Inc.*                       172,800     6,511,104      101,600     3,828,288                        274,400    10,339,392
                                               ------------               ------------                                 ------------
                                               $ 39,199,132               $  7,665,528                                 $ 46,864,660
                                               ------------               ------------                                 ------------
LEISURE & TOYS
                                               ------------               ------------                                 ------------
  Electronic Arts, Inc.*              166,500  $ 10,269,720         --    $       --                          166,500  $ 10,269,720
                                               ------------               ------------                                 ------------
MACHINERY & TOOLS
  Caterpillar, Inc.                   124,600  $ 12,149,746       34,200  $  3,334,842                        158,800  $ 15,484,588
  Illinois Tool Works, Inc.            74,400     6,895,392         --            --                           74,400     6,895,392
                                               ------------               ------------                                 ------------
                                               $ 19,045,138               $  3,334,842                                 $ 22,379,980
                                               ------------               ------------                                 ------------
MEDICAL & HEALTH TECHNOLOGY &
 SERVICES
  Caremark Rx, Inc.*                  178,400  $  7,034,312         --    $       --                          178,400  $  7,034,312
  Community Health Systems, Inc*      190,500     5,311,140         --            --                          190,500     5,311,140
  HCA, Inc.                           178,000     7,112,880         --            --                          178,000     7,112,880
                                               ------------               ------------                                 ------------
                                               $ 19,458,332               $       --                                   $ 19,458,332
                                               ------------               ------------                                 ------------
MEDICAL EQUIPMENT
  Fisher Scientific
   International, Inc.*                  --    $       --         42,100  $  2,626,198                         42,100  $  2,626,198
  Guidant Corp.                        49,400     3,561,740         --            --                           49,400     3,561,740
  Medtronic, Inc.                     305,500    15,174,185       63,900     3,173,913                        369,400    18,348,098
  Millipore Corp.*                     49,800     2,480,538         --            --                           49,800     2,480,538
  Thermo Electron Corp.*              206,100     6,222,159         --            --                          206,100     6,222,159
  Waters Corp.*                          --            --         46,300     2,166,377                         46,300     2,166,377
                                               ------------               ------------                                 ------------
                                               $ 27,438,622               $  7,966,488                                 $ 35,405,110
                                               ------------               ------------                                 ------------
METALS & MINING
                                               ------------               ------------                                 ------------
  Companhia Vale do Rio Doce,
   ADR                                140,400  $  4,073,004         --    $       --                          140,400  $  4,073,004
                                               ------------               ------------                                 ------------
OIL SERVICES
  BJ Services Co.                      90,900  $  4,230,486         --    $       --                           90,900  $  4,230,486
  GlobalSantaFe Corp.                 117,200     3,880,492         --            --                          117,200     3,880,492
  Noble Corp.*                         83,000     4,128,420         --            --                           83,000     4,128,420
  Smith International, Inc.*           73,400     3,993,694         --            --                           73,400     3,993,694
                                               ------------               ------------                                 ------------
                                               $ 16,233,092               $       --                                   $ 16,233,092
                                               ------------               ------------                                 ------------
PERSONAL COMPUTERS &
   PERIPHERALS
  EMC Corp.*                             --    $       --        112,700  $  1,675,849                        112,700  $  1,675,849
  Lexmark International,
   Inc., "A"*                          47,700     4,054,500         --            --                           47,700     4,054,500
  Network Appliance, Inc.*               --            --         43,800     1,455,036                         43,800     1,455,036
                                               ------------               ------------                                 ------------
                                               $  4,054,500               $  3,130,885                                 $  7,185,385
                                               ------------               ------------                                 ------------
PHARMACEUTICALS
  Abbott Laboratories                 318,600  $ 14,862,690       86,980  $  4,057,617                        405,580  $ 18,920,307
  Allergan, Inc.                       47,300     3,834,611         --            --                           47,300     3,834,611
  AstraZeneca PLC                      99,800     3,613,219         --            --                           99,800     3,613,219
  Eli Lilly & Co.                     124,900     7,088,075       36,100     2,048,675                        161,000     9,136,750
  Johnson & Johnson                   475,400    30,149,868      113,440     7,194,365                        588,840    37,344,233
  Roche Holdings AG                    62,500     7,168,675         --            --                           62,500     7,168,675
  Wyeth                               501,500    21,358,885      105,600     4,497,504                        607,100    25,856,389
                                               ------------               ------------                                 ------------
                                               $ 88,076,023               $ 17,798,161                                 1 05,874,184
                                               ------------               ------------                                 ------------
POLLUTION CONTROL
                                               ------------               ------------                                 ------------
  Waste Management, Inc.              126,300  $  3,781,422         --    $       --                          126,300  $  3,781,422
                                               ------------               ------------                                 ------------
RESTAURANTS
  Outback Steakhouse, Inc.             87,600  $  4,010,328         --    $       --                           87,600  $  4,010,328
  YUM! Brands, Inc.                      --            --         31,000     1,462,580                         31,000     1,462,580
                                               ------------               ------------                                 ------------
                                               $  4,010,328               $  1,462,580                                 $  5,472,908
                                               ------------               ------------                                 ------------
SPECIALTY STORES
  Abercrombie & Fitch Co., "A"           --    $       --         19,000  $    892,050                         19,000  $    892,050
  Best Buy Co., Inc.                   86,300     5,127,946       37,800     2,246,076                        124,100     7,374,022
  CarMax, Inc.*                       132,100     4,101,705         --            --                          132,100     4,101,705
  Lowe's Co., Inc.                    141,000     8,120,190       19,800     1,140,282                        160,800     9,260,472
  PETsMART, Inc.                      115,900     4,117,927       30,000     1,065,900                        145,900     5,183,827
  Staples, Inc.                          --            --         56,400     1,901,244                         56,400     1,901,244
                                               ------------               ------------                                 ------------
                                               $ 21,467,768               $  7,245,552                                 $ 28,713,320
                                               ------------               ------------                                 ------------
TELECOMMUNICATIONS - WIRELESS
                                               ------------               ------------                                 ------------
  Vodafone Group PLC, ADR             246,413  $  6,746,788         --    $       --                          246,413  $  6,746,788
                                               ------------               ------------                                 ------------
TELECOMMUNICATIONS - WIRELINE
  ADTRAN, Inc.                           --    $       --         22,300  $    426,822                         22,300  $    426,822
  Cisco Systems, Inc.*              1,375,040    26,538,272      280,260     5,409,018                      1,655,300    31,947,290
  Research In Motion Ltd.*               --            --          8,600       708,812                          8,600       708,812
                                               ------------               ------------                                 ------------
                                               $ 26,538,272               $  6,544,652                                 $ 33,082,924
                                               ------------               ------------                                 ------------
TELEPHONE SERVICES
                                               ------------               ------------                                 ------------
  Sprint Corp.                        282,250  $  7,013,912         --    $       --                          282,250  $  7,013,912
                                               ------------               ------------                                 ------------
TRUCKING
  FedEx Corp.                         106,600  $ 10,499,033       21,300  $  2,097,837                        127,900  $ 12,596,870
  United Parcel Service,
   Inc., "B"                             --            --         18,900     1,615,194                         18,900     1,615,194
                                               ------------               ------------                                 ------------
                                               $ 10,499,033               $  3,713,031                                 $ 14,212,064
                                               ------------               ------------                                 ------------

Total Stocks (Identified
  Cost, $583,985,283 and
  $122,582,931, respectively)                  $680,186,950               $144,575,792                                 $824,762,742
                                               ------------               ------------                                 ------------

                                 Par Amount       Value      Par Amount       Value                        Par Amount      Value
REPURCHASE AGREEMENT
Morgan Stanley, 2.19%, dated
  12/31/04, due 1/03/05, total
  to be received $29,770,432
  and $1,292,236, respectively
  (secured by various U.S.
  Treasury and Federal Agency
  obligations in a jointly
  traded account), at Cost        $29,765,000  $ 29,765,000  $ 1,292,000  $  1,292,000                    $31,057,000  $ 31,057,000
                                               ------------               ------------                                 ------------
TOTAL INVESTMENTS
  (IDENTIFIED COST,
  $613,750,283 AND
  $123,874,931, RESPECTIVELY)                  $709,951,950               $145,867,792                                 $855,819,742

OTHER ASSETS, LESS LIABILITIES                   (1,708,539)                   131,734          (200,000)                (1,776,805)
                                               ------------  -------------------------                                 ------------
Net Assets                                     $708,243,411               $145,999,526       $  (200,000)              $854,042,937
                                               ===========   =========================                                 ============

* Non-income producing security.
ADR = American Depository Receipt

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) DECEMBER 31, 2004

                                                                                                                 MFS/SUN LIFE
                                                                                                                    CAPITAL
                                                                                                                 APPRECIATION
                                                     MFS/SUN LIFE       MFS/SUN LIFE                                   SERIES
                                                       CAPITAL            MANAGED                               ---------------
                                                     APPRECIATION         SECTORS            PRO FORMA             PRO FORMA
                                                        SERIES             SERIES           ADJUSTMENTS            COMBINED
                                                    ---------------    ---------------    ---------------       ---------------
ASSETS:
  Investments:
    Unaffiliated issuers, at identified cost        $   613,750,283    $   123,874,931                          $   737,625,214
    Unrealized appreciation (depreciation)               96,201,667         21,992,861                              118,194,528
                                                    ---------------    ---------------    ---------------       ---------------
      Total investments, at value                   $   709,951,950    $   145,867,792    $          --         $   855,819,742
 Cash                                                            96                607                                      703
 Receivable for investments sold                            217,208                378                                  217,586
 Receivable for series shares sold                           22,234              1,690                                   23,924
 Interest and dividends receivable                          353,463             44,446                                  397,909
 Receivable from administrative proceeding
   settlement                                               756,214            216,578                                  972,792
 Other assets                                                   182              2,236                                    2,418
                                                    ---------------    ---------------    ---------------       ---------------
    Total assets                                    $   711,301,347    $   146,133,727    $          --         $   857,435,074
                                                    ===============    ===============    ===============       ===============
LIABILITIES:
  Payable for investments purchased                 $     2,610,458    $          --                            $     2,610,458
  Payable for series shares reacquired                      352,209             82,229                                  434,438
  Payable to affiliates-                                       --
     Management fee                                          15,592              3,273                                   18,865
     Distribution fee (Service Class)                           248                 21                                      269
  Estimated Reorganization Costs                               --                 --              200,000               200,000
  Accrued expenses and other liabilities                     79,429             48,678                                  128,107
                                                    ---------------    ---------------    ---------------       ---------------
     Total liabilities                              $     3,057,936    $       134,201    $       200,000       $     3,392,137
                                                    ---------------    ---------------    ---------------       ---------------
Net assets                                          $   708,243,411    $   145,999,526    $      (200,000)      $   854,042,937
                                                    ===============    ===============    ===============       ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                   $ 1,356,224,522    $   324,082,082                          $ 1,680,306,604
  Unrealized appreciation (depreciation)
    on investments and translation of assets
    and liabilities in foreign currencies                96,210,386         21,992,861                              118,203,247
  Accumulated net realized gain (loss) on
    investments and foreign currency transactions      (748,543,510)      (200,820,055)                            (949,363,565)
  Accumulated undistributed net investment income         4,352,013            744,638           (200,000)            4,896,651
                                                    ---------------    ---------------    ---------------       ---------------
     Total                                          $   708,243,411    $   145,999,526    $      (200,000)      $   854,042,937
                                                    ===============    ===============    ===============       ===============

Net assets:
  Initial Class                                     $   672,246,437    $   143,047,994    $      (190,881)      $   815,103,550
  Service Class                                          35,996,974          2,951,532             (9,119)           38,939,387
                                                    ---------------    ---------------    ---------------       ---------------
     Total                                          $   708,243,411    $   145,999,526    $      (200,000)      $   854,042,937
                                                    ===============    ===============    ===============       ===============


Shares of beneficial interest outstanding:
  Initial Class                                          34,913,337          8,105,452          7,431,065(3)         42,344,402
  Service Class                                           1,884,018            168,587            154,450(3)          2,038,468
                                                    ---------------    ---------------    ---------------       ---------------
     Total                                               36,797,355          8,274,039          7,585,515            44,382,870
                                                    ===============    ===============    ===============       ===============


Net asset value, offering price and redemption price per share:
  Initial Class                                     $         19.25    $         17.65                          $         19.25
                                                    ===============    ===============                          ===============
  Service Class                                     $         19.11    $         17.51                          $         19.10
                                                    ===============    ===============                          ===============

SEE NOTES TO FINANCIAL STATEMENTS.

PRO FORMA COMBINED STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                               MFS/SUN LIFE
                                                                                                  CAPITAL
                                                                                               APPRECIATION
                                                MFS/SUN LIFE     MFS/SUN LIFE                      SERIES
                                                  CAPITAL          MANAGED                      ------------
                                                APPRECIATION       SECTORS       PRO FORMA       PRO FORMA
                                                  SERIES           SERIES       ADJUSTMENTS       COMBINED
                                                ------------    ------------    ------------    ------------
NET INVESTMENT INCOME:
  Income-
    Dividends                                   $  9,253,321    $  1,830,056    $       --      $ 11,083,377
    Interest                                         335,425          16,251            --           351,676
    Other#                                           756,214         216,578            --           972,792
    Foreign taxes withheld                           (52,624)           --              --           (52,624)
                                                ------------    ------------    ------------    ------------
      Total investment income                   $ 10,292,336    $  2,062,885    $       --      $ 12,355,221
                                                ------------    ------------    ------------    ------------

Expenses -
    Management fee                              $  5,362,143    $  1,137,148           $ - B    $  6,499,291
    Trustees' compensation                            83,852          17,546         101,398
    Distribution fee (Service Class)                  83,846           7,165          91,011
    Administrative fee                                66,939          14,341            --            81,280
    Custodian fee                                    219,776          55,933       (15,000)A         260,709
    Printing                                          29,168          10,098        (6,000)A          33,266
    Auditing fees                                     49,810          36,007       (36,007)A          49,810
    Legal fees                                         6,633           6,751        (6,751)A           6,633
    Miscellaneous                                     44,590          31,214            --            75,804
                                                ------------    ------------    ------------    ------------
      Total expenses                            $  5,946,757    $  1,316,203    $    (63,758)   $  7,199,202
    Fees paid indirectly                             (32,560)         (2,153)           --           (34,713)
                                                ------------    ------------    ------------    ------------
    Net expenses                                $  5,914,197    $  1,314,050    $    (63,758)   $  7,164,489
                                                ------------    ------------    ------------    ------------
                                                ------------    ------------    ------------    ------------
      Net investment income                     $  4,378,139    $    748,835    $     63,758    $  5,190,732
                                                ============    ============    ============    ============

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND:
  foreign currency transactions:
    Realized gain (loss)
      (identified cost basis) -
    Investment transactions*                    $ 38,807,723    $ 12,381,615    $       --      $ 51,189,338
    Foreign currency transactions                    (25,951)           --              --           (25,951)
                                                ------------    ------------    ------------    ------------
     Net realized gain (loss) on investments
      and foreign currency transactions         $ 38,781,772    $ 12,381,615    $       --      $ 51,163,387
                                                ------------    ------------    ------------    ------------

    Change in unrealized appreciation
      (depreciation) -
    Investments                                 $ 29,711,613    $ (4,078,235)   $       --      $ 25,633,378
    Translation of assets and liabilities
      in foreign currencies                            3,439            --              --             3,439
                                                ------------    ------------    ------------    ------------
    Net unrealized gain (loss) on investments
      and foreign currency translation          $ 29,715,052    $ (4,078,235)   $       --      $ 25,636,817
                                                ------------    ------------    ------------    ------------
      Net realized and unrealized gain (loss)
        on investments and foreign currency     $ 68,496,824    $  8,303,380    $       --      $ 76,800,204
                                                ------------    ------------    ------------    ------------
        Change in net assets from operations    $ 72,874,963    $  9,052,215    $     63,758    $ 81,990,936
                                                ============    ============    ============    ============

#  A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and
   Transactions with Affiliates footnotes.

*  Includes the remaining proceeds received from a non-recurring cash settlement in the amount of $1,376,372 for the Capital Appreciation Series from a class-action lawsuit against Cendant Corporation.

SEE NOTES TO FINANCIAL STATEMENTS

                  MFS/SUN LIFE CAPITAL APPRECIATION SERIES AND
                       MFS/SUN LIFE MANAGED SECTORS SERIES

          NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS (UNAUDITED)

(1) BASIS FOR THE COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of MFS/Sun Life Managed Sectors Series (Managed Sectors Series) into MFS/Sun Life Capital Appreciation Series (Capital Appreciation Series), (The Managed Sectors Series and Capital Appreciation Series are referred to herein as the "Series"), as if such reorganization had taken place as of December 31, 2004, the annual period of the Series. The following notes refer to the accompanying pro forma financial statements as if the reorganization of the Managed Sectors Series with and into the Capital Appreciation Series had taken place as of December 31, 2004, at the respective net asset value on that date. Capital Appreciation Series will be the accounting survivor, based upon an analysis of factors including surviving series portfolio manager, investment objectives and policies, expense ratio structures and portfolio composition and size.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

Repurchase Agreements - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

(3) SHARES OF BENEFICIAL INTEREST

The pro forma combined shares of beneficial interest outstanding represent those shares that would have been outstanding on December 31, 2004, had the acquisition taken place on December 31, 2004. In exchange for the net assets of the Managed Sectors Series each class of shares of the Capital Appreciation Series would have been issued based upon the per share net asset value as follows:

----------------------------------------------------------------
                              INITIAL CLASS       SERVICE CLASS
----------------------------------------------------------------
Net assets - Managed             $143,047,994        $2,951,532
Sectors Series
----------------------------------------------------------------
Shares - Capital                  7,431,065            154,450
Appreciation Series
----------------------------------------------------------------
Net asset value - Capital           $19.25             $19.11
Appreciation Series
----------------------------------------------------------------

(4) ADJUSTMENTS TO THE PRO FORMA COMBINED STATEMENTS

The pro forma combined statements assume similar rates of gross investment income for the Managed Sectors Series and Capital Appreciation Series investments. Accordingly, the combined gross investment income is equal to the sum of each of the funds gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, custody, and distribution fees of the combined series are based on the fee schedule in effect for the Capital Appreciation Series at the combined level of the average net assets for the year ended December 31, 2004.

(A) Expenditures are reduced as a result of the elimination of duplicative functions.

(B) The investment advisory fee for the Managed Sectors Series is 0.75% of the first $300 million of average net assets and 0.675% of the average net assets in excess of $300 million. The investment advisory fee for the Capital Appreciation Series is 0.75% of the first $1 billion of average net assets, 0.675% of the next $500 million and 0.65% of average net assets in excess of $1.5 billion. The effective investment advisory fee for both series was 0.75% of average net assets during the year ended December 31, 2004.

(5)  TAX MATTERS AND DISTRIBUTIONS

Each series policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Under the terms of the Agreement and Plan of Reorganization, the reorganization of the Managed Sectors Series and the Capital Appreciation Series should be treated as a tax-free business combination. The yearly utilization of any capital loss acquired by the Capital Appreciation Series is limited by the Internal Revenue Code.

                           CAPITAL APPRECIATION SERIES

                                    FORM N-14
                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         Reference is hereby made to (a) Article V of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 33 and (b) the undertaking of the registrant regarding indemnification as set forth in Registrant's Post-Effective Amendment No. 21.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 16. EXHIBITS

         1 (a) Amended and Restated Declaration of Trust dated August 12, 2003. (14)

           (b) Amendment to the Declaration of Trust, dated September 9, 2003, to terminate two series. (14)

           (c) Amendment to the Declaration of Trust, dated April 30, 2004, to redesignate certain series. (15)

         2 Amended and Restated By-Laws, dated October 25, 2002, as revised January 21, 2004. (14)

         3      Not Applicable.

         4 Plan of Reorganization; included as Exhibit A to the Capital Appreciation Series Prospectus set forth in Part A to the Registration Statement on Form N-14.

         5      Not Applicable.

         6 (a) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated May 24, 1985. (3)

           (b) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated July 23, 1986.
                (3)

           (c) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated January 26, 1988. (3)

           (d) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Global Growth Series (formerly, World Growth Series) dated November 1, 1993. (3)

           (e) Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of Global Growth Series.
                (14)

           (f) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Utilities Series dated November 1, 1993. (3)

           (g) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Research Series dated September 16, 1994. (3)

           (h) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Total Return Series dated September 16, 1994. (3)

           (i) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Emerging Growth Series dated May 1, 1995. (3)

           (j) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the International Growth Series (formerly, MFS/Foreign & Colonial International Growth Series) dated September 1, 1995. (3)

           (k) Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of International Growth Series. (14)

           (l) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the International Value Series (formerly, MFS/Foreign & Colonial International Growth and Income Series) dated September 1, 1995. (3)

           (m) Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of the International Value Series. (14)

           (n) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Emerging Markets Equity Series (formerly, MFS/Foreign & Colonial Emerging Markets Equity Series) dated September 1, 1995. (3)

           (o) Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of the Emerging Markets Equity Series. (14)

           (p) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Value Series dated May 1, 1996. (3)

           (q) Investment Advisory Agreement between Registrant, on behalf of the Research Growth and Income Series, and Massachusetts Financial Services Company dated May 12, 1997. (3)

           (r) Amendment to the Investment Advisory Agreement by and between Massachusetts Financial Services Company and the Registrant relating to the Capital Appreciation Series dated January 1, 1997. (1)

           (s) Investment Advisory Agreement between Registrant, on behalf of the Bond Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

           (t) Investment Advisory Agreement between Registrant, on behalf of the Equity Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

           (u) Investment Advisory Agreement between Registrant, on behalf of the Massachusetts Investors Growth Stock Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

           (v) Investment Advisory Agreement between Registrant, on behalf of the New Discovery Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

           (w) Investment Advisory Agreement between Registrant, on behalf of the Research International Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

           (x) Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of the Research International Series. (14)

           (y) Investment Advisory Agreement between Registrant, on behalf of the Strategic Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

           (z) Investment Advisory Agreement between Registrant, on behalf of the Strategic Growth Series, and Massachusetts Financial Services Company. (5)

           (aa) Investment Advisory Agreement between Registrant, on behalf of Technology Series, and Massachusetts Financial Services Company. (6)

           (bb) Investment Advisory Agreement between Registrant, on behalf of Mid Cap Growth Series, and Massachusetts Financial Services Company. (6)

           (cc) Investment Advisory Agreement between Registrant, on behalf of International New Discovery Series, and Massachusetts Financial Services Company. (8)

         7 (a)  Distribution Agreement, dated July 13, 2001. (10)

         8      Not Applicable

         9 (a) Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated July 2, 2001. (7)

           (b) Global Custodian Contract between Registrant and Chase Manhattan Bank, dated July 2, 2001. (7)

           (c) Exhibit A, revised September 30, 2002, to the Master Custodian Contract and the Global Custody Agreement. (12)

           (d) Amendment No. 1, dated September 30, 2002, to the Master Custodian Agreement with State Street Bank & Trust Company.
                (12)

        10 (a) Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective July 13, 2001. (10)

           (b) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, dated July 13, 2001. (10)

        11 Opinion of James R. Bordewick, Jr. including consent; filed herewith.

        12 Form of Opinion of Ropes & Gray LLP as to tax matters, including consent; to be filed by Amendment.

        13 (a) Shareholder Servicing Agent Agreement between Registrant and MFS Service Center, Inc., dated August 1, 1985. (3)

           (b) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (2)

           (c) Exhibit A, as revised September 18, 2002, to the Amended and Restated Master Administrative Services Agreement. (9)

        14 Auditor's Consent Letter for Deloitte & Touche LLP; filed herewith.

        15      Not Applicable.

        16 (a)  Power of Attorney, dated May 4, 2001. (8)

           (b)  Power of Attorney, dated August 1, 2002. (11)

           (c)  Power of Attorney, dated November 4, 2002. (11)

           (d)  Power of Attorney, dated April 1, 2003. (11)

           (e)  Power of Attorney, dated February 12, 2004. (14)

        17 (a) Managed Sectors Series Prospectus and Statement of Additional Information, dated May 1, 2004. (14)

           (b) Managed Sectors Series Annual Report to Shareholders for the fiscal year ended December 31, 2004.(16)

           (c) Capital Appreciation Series Prospectus and Statement of Additional Information, dated May 1, 2004. (14)

           (d) Capital Appreciation Series Annual Report to Shareholders for the fiscal year ended December 31, 2004.(16)

-----------------
 (1) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 29, 1997.
 (2) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
 (3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 13, 1998.
 (4) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 22, 1999.
 (5) Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 28, 2000.
 (6) Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed with the SEC via EDGAR on December 13, 2000.
 (7) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
 (8) Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement filed with the SEC via EDGAR on May 29, 2001.
 (9) Incorporated by reference to MFS Series Trust VI (File Nos. 33-34502 and 811-6102) Post-Effective Amendment No. 18 filed with the SEC via EDGAR on December 23, 2002.
(10) Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement filed with the SEC via EDGAR on March 1, 2002.
(11) Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 30, 2003.
(12) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on October 16, 2002.
(13) Incorporated by reference to Registrant's Form N-30D (File Nos. 2-83616 and 811-3732) filed with the SEC via EDGAR on February 27, 2003.
(14) Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 27, 2004.
(15) Incorporated by reference to Registrant's Form N-14AE filed with the SEC via EDGAR on January 28, 2005.
(16) Incorporated by reference to Registrant's Form N-CSR filed with the SEC via EDGAR on March 7, 2005.

ITEM 17. UNDERTAKINGS

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (c) The Registrant agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

                                     NOTICE

         A copy of the Amended and Restated Declaration of Trust, as amended, of MFS/Sun Life Series Trust, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 25th day of February 2005.

                                            MFS(R)/SUN LIFE SERIES TRUST
                                            On behalf of one of its series,
                                            Capital Appreciation Series

                                            By:    ROBERT J. MANNING*
                                                   ----------------------------
                                            Name:  Robert J. Manning
                                            Title: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on February 25, 2005.

           SIGNATURE                     TITLE
           ---------                     -----

ROBERT J. MANNING*                       President (Principal Executive Officer)
------------------------------
Robert J. Manning

                                         Principal Financial Officer and
RICHARD M. HISEY*                          Principal Accounting Officer
------------------------------
Richard M. Hisey


J. KERMIT BIRCHFIELD*                    Trustee
------------------------------
J. Kermit Birchfield


ROBERT C. BISHOP*                        Trustee
------------------------------
Robert C. Bishop


FREDERICK H. DULLES*                     Trustee
------------------------------
Frederick H. Dulles


DAVID D. HORN*                           Trustee
------------------------------
David D. Horn


DERWYN F. PHILLIPS*                      Trustee
------------------------------
Derwyn F. Phillips


C. JAMES PRIEUR*                         Trustee
------------------------------
C. James Prieur


RONALD G. STEINHART*                     Trustee
------------------------------
Ronald G. Steinhart


HAVILAND WRIGHT*                         Trustee
------------------------------
Haviland Wright



                                         *By:  JAMES R. BORDEWICK, JR.
                                               -------------------------------
                                         Name: James R. Bordewick, Jr.
                                                 as Attorney-in-fact

                                         Executed by James R. Bordewick, Jr. on
                                         behalf of those indicated pursuant to
                                         a Power of Attorney dated May 4, 2001,
                                         included in the Registrant's
                                         Post-Effective Amendment No. 30 filed
                                         with the Securities and Exchange
                                         Commission via EDGAR on May 29, 2001;
                                         and Powers of Attorney dated August 1,
                                         2002, November 4, 2002 and April 1,
                                         2003, each incorporated by reference
                                         to Post-Effective Amendment No. 32 to
                                         the Registrant's Registration
                                         Statement filed with the SEC via EDGAR
                                         on April 30, 2003, and Power of
                                         Attorney, dated February 12, 2004,
                                         incorporated by reference to
                                         Post-Effective Amendment No. 33 to the
                                         Registrant's Registration Statement
                                         filed with the SEC via EDGAR on
                                         February 27, 2004.

                                  EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement pursuant to General Instruction G of Form N-14.

EXHIBITS                        DESCRIPTION                               PAGE
--------                        -----------                               ----

  11       Opinion of James R. Bordewick, Jr. including consent.

  14       Auditor's Consent Letter for Deloitte & Touche LLP.